UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund:     BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
0.17%, 9/17/14	$1,530	$1,529,976
1.63%, 11/19/14	400	401,803
0.25%, 11/28/14	2,000	2,000,956
0.28%, 12/11/14	3,282	3,283,870
Federal Farm Credit Bank Discount Notes: (a)
0.15%, 8/04/14	2,000	1,999,975
0.05%, 8/19/14	7,000	6,999,825
0.05%, 8/20/14	15,000	14,999,604
0.06%, 9/03/14	15,000	14,999,175
0.08%, 9/25/14	4,350	4,349,468
0.09%, 1/14/15	390	389,838
0.09%, 2/17/15	390	389,805
0.10%, 2/17/15	2,120	2,118,822
0.10%, 2/19/15	4,000	3,997,756
0.13%, 4/06/15	2,000	1,998,209
Federal Farm Credit Bank Variable Rate Notes: (b)
0.13%, 8/15/14	1,000	1,000,012
0.18%, 2/13/15	13,115	13,120,780
0.15%, 2/26/16	2,660	2,659,896
Federal Home Loan Bank Bonds:
0.10%, 8/06/14	1,620	1,619,997
0.16%, 10/10/14	1,500	1,499,964
0.08%, 10/23/14	1,200	1,199,983
0.08%, 10/24/14	1,200	1,199,982
0.08%, 1/02/15	1,010	1,009,885
0.11%, 1/07/15	760	760,026
0.09%, 1/14/15	3,430	3,429,732
0.25%, 1/16/15	3,935	3,937,563
0.09%, 1/20/15	1,960	1,959,890
0.13%, 4/02/15	985	984,722
0.21%, 8/28/15	1,965	1,964,894
Federal Home Loan Bank Discount Notes: (a)
0.06%, 8/06/14	4,841	4,840,962
0.11%, 8/12/14	2,500	2,499,916
0.14%, 9/17/14	3,000	2,999,452

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.13%, 3/25/15	$1,500	$1,498,722
Federal Home Loan Bank Variable Rate Notes: (b)
0.10%, 8/21/14	11,000	11,000,000
0.08%, 8/22/14	5,000	4,999,915
0.09%, 9/02/14	3,000	2,999,987
0.11%, 12/19/14	2,500	2,499,903
0.10%, 1/20/15	3,240	3,240,000
0.11%, 3/20/15	15,000	14,999,572
0.14%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.05%, 8/14/14	12,000	11,999,783
0.08%, 8/21/14	11,620	11,619,516
0.07%, 8/28/14	15,000	14,999,269
Total U.S. Government Sponsored Agency Obligations — 81.4%		189,003,405

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.03%, 8/21/14	4,571	4,570,933
0.03% - 0.04%, 8/28/14	6,514	6,513,830
0.04% - 0.09%, 9/11/14	9,991	9,990,175
0.04%, 9/18/14	10,000	9,999,467
0.03%, 10/16/14	6,000	5,999,620
0.06%, 11/28/14	6,000	5,998,909
Total U.S. Treasury Obligations — 18.6%		43,072,934
Total Investments (Cost — $232,076,339*) — 100.0%		232,076,339
Other Assets Less Liabilities — 0.0%		6,779

Net Assets — 100.0%		$232,083,118

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	SPEARS	Short Puttable Exempt
	Corp.	HFA	Housing Finance Agency		Bonds		Adjustable Receipts
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
	(subject to)	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
	Retirement System	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
GO	General Obligation Bonds				Agreement

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	1

Schedule of Investments (concluded)	Federal Trust Fund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$232,076,339	—	$232,076,339

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended July 31, 2014.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds:
0.88%, 8/28/14	$35,737	$35,757,002
0.63%, 10/30/14	15,000	15,019,192
Fannie Mae Discount Notes: (a)
0.07%, 10/01/14	25,000	24,997,035
0.07%, 10/08/14	25,000	24,996,694
0.16%, 11/17/14	173,000	172,916,960
0.07%, 11/19/14	90,000	89,981,300
0.09%, 1/05/15	262,186	262,083,092
0.10%, 1/20/15	239,910	239,801,108
Fannie Mae Variable Rate Notes: (b)
0.12%, 2/27/15	97,500	97,485,894
0.13%, 8/05/15	89,000	88,981,712
Federal Farm Credit Bank Bonds:
0.17%, 9/17/14	85,440	85,438,636
0.25%, 1/30/15	7,500	7,505,409
0.16%, 2/05/15	44,000	43,999,471
Federal Farm Credit Bank Discount Notes: (a)
0.15%, 8/04/14	17,000	16,999,788
0.15%, 9/12/14	44,508	44,500,211
0.15%, 10/07/14	43,200	43,187,940
0.16%, 10/27/14	44,520	44,502,786
0.12%, 12/22/14	43,661	43,640,188
0.09%, 1/08/15	46,763	46,744,295
0.09%, 1/14/15	21,400	21,391,119
0.09%, 2/17/15	21,400	21,389,300
0.10%, 2/17/15	107,335	107,275,369
0.13%, 4/06/15	13,000	12,988,358
Federal Farm Credit Bank Variable Rate Notes: (b)
0.19%, 9/29/14	61,875	61,878,795
0.11%, 4/06/15	16,125	16,125,090
0.18%, 6/26/15	67,000	67,046,376
0.15%, 2/26/16	130,776	130,770,893
Federal Home Loan Bank Bonds:
0.10%, 8/06/14	86,150	86,149,814
0.16%, 10/10/14	65,100	65,098,451
0.08%, 10/23/14	43,800	43,799,363
0.08%, 10/24/14	35,800	35,799,473
0.08%, 1/02/15	55,920	55,913,605
0.11%, 1/07/15	43,010	43,011,469
0.09%, 1/14/15	190,225	190,210,135
0.09%, 1/20/15	115,610	115,603,519
0.13%, 1/23/15	14,845	14,842,371
0.13%, 2/03/15	29,335	29,329,432
0.17%, 2/12/15	55,000	55,002,261
0.13%, 4/02/15	142,000	141,961,490
0.21%, 8/28/15	108,195	108,189,187
Federal Home Loan Bank Discount Notes: (a)
0.13%, 8/08/14	47,000	46,998,812
0.08%, 10/22/14	37,600	37,593,234
0.08%, 11/14/14	22,035	22,029,859
0.09%, 1/07/15	40,800	40,783,782
0.09%, 1/23/15	17,256	17,248,451
0.09%, 1/26/15	141,954	141,890,830
0.11%, 2/06/15	50,000	49,972,438
0.13%, 3/25/15	86,300	86,226,453
Federal Home Loan Bank Variable Rate Notes: (b)
0.08%, 8/22/14	65,000	64,998,899
0.11%, 12/19/14	34,100	34,098,677
0.10%, 1/20/15	170,535	170,535,000
0.11%, 4/02/15	89,000	88,998,494
0.14%, 7/16/15	122,000	122,000,000
0.14%, 11/25/15	76,320	76,309,819
0.12%, 12/09/15	89,000	88,978,169

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.14%, 12/11/15	$91,000	$90,987,367
0.13%, 5/20/16	125,000	124,965,472
0.13%, 5/27/16	89,300	89,275,318
Freddie Mac Bonds, 1.00%, 8/27/14	28,393	28,411,507
Freddie Mac Discount Notes: (a)
0.13%, 8/05/14	145,000	144,997,906
0.07%, 10/06/14	13,400	13,398,280
0.07%, 10/14/14	22,305	22,301,791
0.15%, 10/20/14	132,750	132,704,570
0.10%, 10/28/14	55,000	54,986,556
0.15%, 11/04/14	44,045	44,027,566
0.08%, 11/14/14	23,455	23,449,869
0.13%, 11/17/14	10,000	9,996,100
0.09%, 1/14/15	172,410	172,338,450
0.09%, 1/16/15	262,676	262,565,674
0.12%, 1/16/15	130,822	130,748,739
0.09%, 1/26/15	30,335	30,321,501
0.14%, 1/26/15	50,000	49,965,389
0.09%, 1/27/15	87,760	87,720,727
Freddie Mac Variable Rate Notes: (b)
0.13%, 10/16/15	53,900	53,900,000
0.15%, 11/25/15	135,000	135,000,000
Tennessee Valley Authority Discount Notes: (a)
0.07%, 8/07/14	25,946	25,945,719
0.07%, 8/21/14	12,000	11,999,547
0.08%, 8/21/14	16,000	15,999,333
Total U.S. Government Sponsored Agency Obligations — 44.4%		5,696,984,881

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	75,000	74,933,917
U.S. Treasury Notes, 0.25%, 1/31/15	71,318	71,357,759
Total U.S. Treasury Obligations — 1.1%		146,291,676

Repurchase Agreements
Barclays Capital, Inc., 0.22%, 9/10/14 (Purchased on 6/10/14 to be repurchased at $100,056,222, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 23.58% due from 11/20/14 to 10/20/62, aggregate original par and fair value of $2,692,543,606 and $107,680,118, respectively)	100,000	100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $107,680,118)		100,000,000
BNP Paribas Securities Corp., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $13,000,033, collateralized by various U.S. government sponsored agency obligations, 1.95% to 5.50% due from 4/25/37 to 8/25/44, aggregate original par and fair value of $29,471,366 and $13,394,826, respectively)	13,000	13,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	3

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.07%, 8/07/14 (c) (Purchased on 7/07/14 to be repurchased at $401,024,171, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 2/15/22 to 2/15/43, aggregate original par and fair value of $699,576,708 and $409,020,002, respectively)	$401,000	$401,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $422,414,828)		414,000,000
Citigroup Global Markets, Inc., 0.07%, 8/01/14 (e) (Purchased on 7/31/14 to be repurchased at $39,000,076, collateralized by various U.S. Treasury obligations, 0.00% to 4.38% due from 10/15/14 to 2/15/44, aggregate original par and fair value of $35,379,708 and $39,780,003, respectively)	39,000	39,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $39,780,003)		39,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $50,044,000, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/43, original par and fair value of $136,090,000 and $51,001,093, respectively)	50,000	50,000,000
Credit Suisse Securities (USA) LLC, 0.30%, 9/02/14 (Purchased on 7/02/14 to be repurchased at $156,080,600, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/40 to 2/15/43, aggregate original par and fair value of $421,699,200 and $159,121,108, respectively)	156,000	156,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 9/10/14 (Purchased on 6/12/14 to be repurchased at $22,018,150, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/43, original par and fair value of $59,880,000 and $22,440,631, respectively)	22,000	22,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $232,562,832)		228,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,125, collateralized by U.S. Treasury Note, 0.75% due at 3/15/17, original par and fair value of $51,024,000 and $51,000,095, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $749,502,082, collateralized by various U.S. government sponsored agency obligations, 0.56% to 7.00% due from 6/25/24 to 10/16/52, aggregate original par and fair value of $876,006,803 and $801,965,000, respectively)	749,500	749,500,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (e) (Purchased on 7/31/14 to be repurchased at $75,000,188, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 5/15/18 to 11/15/40, aggregate original par and fair value of $137,500,141 and $76,500,004, respectively)	$75,000	$75,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $970,002,694, collateralized by various U.S. government sponsored agency obligations, 0.36% to 11.77% due from 5/25/18 to 1/16/55, aggregate original par and fair value of $2,956,556,733 and $1,037,900,001, respectively)	970,000	970,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (c) (Purchased on 7/14/14 to be repurchased at $269,012,553, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.50% due from 3/20/43 to 7/25/43, aggregate original par and fair value of $284,657,044 and $287,830,001, respectively)	269,000	269,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (c) (Purchased on 7/21/14 to be repurchased at $267,008,826, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 1/16/40 to 8/20/43, aggregate original par and fair value of $278,255,338 and $285,690,000, respectively)	267,000	267,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (c) (Purchased on 7/22/14 to be repurchased at $314,009,769, collateralized by Ginnie Mae Bond, 4.50% due at 4/20/44, original par and fair value of $297,736,981 and $320,280,000, respectively)	314,000	314,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $2,861,165,101)		2,694,500,000
Federal Reserve Bank of New York, 0.05%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $1,900,002,639, collateralized by U.S. Treasury Note, 2.13% due at 2/29/16, original par and fair value of $1,833,110,800 and $1,900,002,697, respectively)	1,900,000	1,900,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $1,900,002,697)		1,900,000,000
Goldman Sachs & Co., 0.15%, 8/05/14 (Purchased on 7/29/14 to be repurchased at $98,002,858, collateralized by Ginnie Mae Bonds, 4.59% to 6.65% due from 7/20/36 to 3/20/44, aggregate original par and fair value of $1,075,136,919 and $104,860,000, respectively)	98,000	98,000,000
Total Value of Goldman Sachs & Co. (collateral value of $104,860,000)		98,000,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.07%, 8/01/14 (d) (Purchased on 1/27/14 to be repurchased at $110,066,325, collateralized by U.S. Treasury Notes, 0.25% to 1.25% due from 9/30/15 to 10/31/15, aggregate original par and fair value of $110,668,000 and $112,201,925, respectively)	$110,000	$110,000,000
HSBC Securities (USA), Inc., 0.08%, 8/01/14 (d) (Purchased on 3/31/14 to be repurchased at $20,030,222, collateralized by Fannie Mae Bond, 4.50% due at 1/01/41, original par and fair value of $25,155,000 and $20,601,800, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $132,803,725)		130,000,000
JPMorgan Securities LLC, 0.17%, 8/01/14 (d) (Purchased on 5/15/13 to be repurchased at $310,648,503, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 6/25/24 to 3/15/44, aggregate original par and fair value of $5,532,750,046 and $319,300,421, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $319,300,421)		310,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,049, collateralized by various U.S. Treasury obligations, 0.00% to 0.88% due from 4/30/17 to 8/15/18, aggregate original par and fair value of $26,489,365 and $25,500,074, respectively)	25,000	25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $38,000,095, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.56% due from 4/20/36 to 7/01/64, aggregate original par and fair value of $69,007,282 and $38,760,000, respectively)	38,000	38,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $64,260,074)		63,000,000
Morgan Stanley & Co. LLC, 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $125,000,313, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.22% to 10.00% due from 11/15/14 to 12/15/41, aggregate original par and fair value of $202,468,563 and $127,500,000, respectively)	125,000	125,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $127,500,000)		125,000,000
Royal Bank of Canada, 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $180,000,450, collateralized by various U.S. government sponsored agency obligations, 2.02% to 9.30% due from 12/15/19 to 7/20/44, aggregate original par and fair value of $989,527,739 and $189,490,669, respectively)	180,000	180,000,000

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.18%, 8/07/14 (Purchased on 7/31/14 to be repurchased at $200,007,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 11.86% due from 10/15/30 to 8/01/44, aggregate original par and fair value of $1,295,224,447 and $214,110,004, respectively)	$200,000	$200,000,000
Total Value of Royal Bank of Canada (collateral value of $403,600,673)		380,000,000
SG Americas Securities LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $158,241,352, collateralized by various U.S. Treasury obligations, 0.00% to 1.63% due from 12/31/17 to 5/15/23, aggregate original par and fair value of $167,698,296 and $161,405,898, respectively)	158,241	158,241,000
Total Value of SG Americas Securities LLC (collateral value of $161,405,898)		158,241,000
Wells Fargo Securities, LLC, 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $250,000,625, collateralized by Freddie Mac Bonds, 3.00% due from 7/01/29 to 10/01/43, aggregate original par and fair value of $256,980,088 and $257,500,000, respectively)	250,000	250,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $257,500,000)		250,000,000
Total Repurchase Agreements — 53.7%		6,889,741,000
Total Investments (Cost — $12,733,017,557*) — 99.2%		12,733,017,557
Other Assets Less Liabilities — 0.8%		96,435,032

Net Assets — 100.0%		$12,829,452,589

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	5

Schedule of Investments (concluded)	FedFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$12,733,017,557	—	$12,733,017,557

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $96,675,974 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.4%
Wells Fargo Bank N.A.:
0.26%, 9/09/14 (a)	$10,000	$10,000,217
0.24%, 6/12/15 (a)	15,000	15,000,000

		25,000,217
Euro — 1.8%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	32,000	32,000,000
Yankee (b) — 33.8%
Bank of Montreal, Chicago:
0.23%, 6/03/15 (a)	17,000	17,000,000
0.24%, 7/06/15 (a)	10,000	10,000,511
Bank of Nova Scotia, Houston:
0.26%, 11/07/14 (a)	25,000	25,000,000
0.24%, 6/29/15 (a)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.23%, 8/08/14	20,000	20,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 2/09/15	25,000	25,000,000
0.22%, 6/17/15 (a)	25,000	25,000,000
0.22%, 7/09/15 (a)	10,000	10,000,000
Credit Agricole CIB, New York, 0.25%, 9/04/14	25,000	25,000,000
Credit Industriel Et Commercial, New York:
0.30%, 1/08/15	10,000	10,000,000
0.51%, 1/14/15	16,000	16,013,937
Mizuho Bank Ltd., New York:
0.25%, 8/29/14	10,000	10,000,000
0.21%, 10/01/14	25,000	25,000,000
National Australia Bank Ltd., New York, 0.22%, 7/10/15 (a)	25,000	25,000,000
National Bank of Canada, New York, 0.26%, 4/24/15 (a)	20,000	20,000,000
Natixis, New York, 0.28%, 9/08/14 (c)	25,000	24,999,741
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	15,000	15,000,000
Rabobank Nederland N.V., New York:
0.24%, 11/14/14 (a)	15,000	15,000,000
0.35%, 1/12/15	34,000	34,000,000
0.26%, 2/03/15 (a)	15,000	15,000,000
Royal Bank of Canada, New York:
0.28%, 10/10/14 (a)	17,000	17,000,000
0.24%, 2/23/15 (a)	25,000	25,000,000
Societe Generale, New York, 0.33%, 9/19/14 (c)	20,000	20,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 8/06/14	20,000	20,000,000
0.24%, 10/09/14 (a)	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.25%, 10/22/14	25,000	24,999,998
0.25%, 1/15/15	20,000	20,000,000
Svenska Handelsbanken, New York, 0.21%, 12/12/14	15,000	15,000,277
Toronto Dominion Bank, New York, 0.25%, 8/12/14	15,000	15,000,000
UBS A.G., Stamford, 0.23%, 10/06/14 (c)	25,000	25,000,000

		594,014,464
Total Certificates of Deposit — 37.0%		651,014,681

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.23%, 8/08/14 (d)(e)	$10,900	$10,899,513
Australia and New Zealand Banking Group Ltd., 0.23%, 6/02/15 (a)(d)	20,000	20,000,000
Barclays Bank PLC, US Collateralized Commercial Paper Notes, Series 2010-1, 0.25%, 9/23/14 (e)	15,000	14,994,479
Caisse Des Depots Et Consignations, 0.22%, 2/13/15 (e)	20,000	19,976,044
Collateralized Commercial Paper Co. LLC, 0.27%, 10/31/14 (e)	17,000	16,988,398
Commonwealth Bank of Australia:
0.23%, 5/11/15 (a)(d)	10,000	10,000,000
0.23%, 5/22/15 (a)(d)	15,000	15,000,049
CPPIB Capital, Inc., 0.30%, 2/09/15 (e)	15,000	14,976,000
Credit Suisse, 0.30%, 11/25/14 (e)	40,000	39,961,977
General Electric Capital Corp., 0.21%, 2/10/15 (e)	10,000	9,988,742
HSBC Bank PLC, 0.23%, 7/08/15 (a)(d)	10,000	10,000,000
Kells Funding LLC, 0.24%, 7/01/15 (a)(d)	35,000	35,000,000
Macquarie Bank Ltd.:
0.21%, 8/27/14 (d)(e)	16,000	15,997,573
0.26%, 10/30/14 (e)	24,700	24,683,945
Nederlandse Waterschapsbank N.V.:
0.19%, 9/29/14 (a)(d)	15,000	14,999,793
0.24%, 12/05/14 (a)(d)	25,000	25,000,126
Nieuw Amsterdam Receivables Corp., 0.23%, 1/21/15 (e)	20,000	19,977,895
Old Line Funding LLC:
0.23%, 9/16/14 (e)	10,000	9,997,061
0.23%, 9/18/14 (e)	15,000	14,995,400
0.22%, 12/05/14 (e)	33,564	33,538,156
Oversea-Chinese Banking Corp. Ltd., 0.24%, 9/10/14 (e)	13,050	13,046,520
Thunder Bay Funding LLC, 0.23%, 9/15/14 (e)	22,057	22,050,659
Westpac Banking Corp.:
0.24%, 4/29/15 (a)(d)	23,000	23,000,832
0.22%, 7/02/15 (a)(d)	10,000	9,999,531
Total Commercial Paper — 25.3%		445,072,693

Corporate Notes — 1.4%
Jets Stadium Development LLC, 0.11%, 8/07/14 (a)(d)	25,300	25,300,000

Municipal Bonds — 1.0%
University of California RB Series 2011Z-1 VRDN, 0.08%, 8/07/14 (c)	17,000	17,000,000

Closed-End Investment Companies (c)(d)
California — 0.3%
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.13%, 8/07/14	5,000	5,000,000
Multi-State — 0.4%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 8/07/14	6,900	6,900,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	7

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (c)(d)	Par (000)	Value
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 8/07/14	$8,700	$8,700,000
Total Closed-End Investment Companies — 1.2%		20,600,000

Time Deposits
Credit Agricole, 0.09%, 8/01/14	52,000	52,000,000
Natixis S.A., 0.08%, 8/01/14	48,000	48,000,000
Total Time Deposits — 5.7%		100,000,000

Repurchase Agreements
Barclays Capital, Inc., 0.31%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $35,000,301, collateralized by various Municipal Government obligations, 0.04% to 8.00% due from 2/01/16 to 6/15/46, aggregate original par and fair value of $33,630,616 and $37,450,001, respectively)	35,000	35,000,000
Total Value of Barclays Capital, Inc. (collateral value of $37,450,001)		35,000,000
Citigroup Global Markets, Inc., 0.61%, 9/04/14 (c) (Purchased on 8/01/14 to be repurchased at $39,465,850, collateralized by various corporate/debt and U.S. Treasury obligations, 0.36% to 6.92% due from 8/25/29 to 8/10/49, aggregate original par and fair value of $656,149,328 and $40,999,992, respectively)	38,500	38,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $40,999,992)		38,500,000
Credit Suisse Securities (USA) LLC, 0.51%, 9/04/14 (c) (Purchased on 10/11/13 to be repurchased at $10,194,367, collateralized by various U.S. government sponsored agency obligations, 2.90% due at 6/16/53, aggregate original par and fair value of $11,840,000 and $11,100,384, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $11,100,384)		10,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $80,000,200, collateralized by U.S. Treasury Inflation Indexed Note, 0.13% due at 7/15/22, original par and fair value of $78,792,691 and $81,600,001, respectively)	80,000	80,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.39%, 8/07/14 (c) (Purchased on 6/27/14 to be repurchased at $23,008,721, collateralized by corporate/debt obligation, 7.45% due at 2/15/17, original par and fair value of $22,940,046 and $26,450,000, respectively)	$23,000	$23,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $108,050,001)		103,000,000
J.P. Morgan Securities LLC, 0.14%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $5,000,019, collateralized by various corporate/debt obligations, 0.00% to 0.18% due from 8/01/14 to 1/26/15, aggregate original par and fair value of $5,256,746 and $5,254,986, respectively)	5,000	5,000,000
J.P. Morgan Securities LLC, 0.58%, 9/22/14 (Purchased on 6/23/14 to be repurchased at $10,014,661, collateralized by various corporate/debt obligations, 0.00% to 7.54% due from 4/03/21 to 4/25/47, aggregate original par and fair value of $45,904,676 and $12,501,400, respectively)	10,000	10,000,000
J.P. Morgan Securities LLC, 0.49%, 10/30/14 (c) (Purchased on 5/23/14 to be repurchased at $10,021,778, collateralized by various corporate/debt obligations, 0.44% to 7.25% due from 2/13/15 to 1/22/99, aggregate original par and fair value of $9,899,198 and $10,502,842, respectively)	10,000	10,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $28,259,228)		25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $3,000,015, collateralized by corporate/debt obligation, 0.00% due at 8/04/14, original par and fair value of $3,150,088 and $3,150,000, respectively)	3,000	3,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $3,150,000)		3,000,000
RBC Capital Markets LLC, 0.14%, 8/01/14 (c) (Purchased on 3/28/14 to be repurchased at $5,002,450, collateralized by various corporate/debt obligations, 0.00% due from 8/07/14 to 9/19/14, aggregate original par and fair value of $5,251,198 and $5,250,001, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $5,250,001)		5,000,000

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.30%, 8/01/14 (c) (Purchased on 12/17/13 to be repurchased at $3,717,018, collateralized by various corporate/debt obligations, 0.50% to 9.25% due from 8/15/14 to 10/01/77, aggregate original par and fair value of $3,708,053 and $4,008,790, respectively)	$3,710	$3,710,000
Total Value of SG Americas Securities LLC (collateral value of $4,008,790)		3,710,000
UBS Securities LLC, 0.24%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $20,000,133, collateralized by various corporate/debt obligations, 0.97% to 9.75% due from 7/15/16 to 11/01/47, aggregate original par and fair value of $37,270,664 and $23,666,001, respectively)	20,000	20,000,000
Total Value of UBS Securities LLC (collateral value of $23,666,001)		20,000,000
Wells Fargo Securities, LLC, 0.23%, 8/01/14 (c) (Purchased on 9/20/13 to be repurchased at $10,020,125, collateralized by various corporate/debt obligations, 1.23% to 7.13% due from 6/15/15 to 9/30/16, aggregate original par and fair value of $9,960,191 and $10,500,001, respectively)	10,000	10,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.48%, 9/16/14 (Purchased on 7/15/14 to be repurchased at $6,005,040, collateralized by various corporate/debt obligations, 0.00% due from 8/15/14 to 8/19/14, aggregate original par and fair value of $6,323,320 and $6,300,001, respectively)	$6,000	$6,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $16,800,002)		16,000,000
Total Repurchase Agreements — 14.7%		259,210,000
Total Investments (Cost — $1,518,197,374*) — 86.3%		1,518,197,374
Other Assets Less Liabilities — 13.7%		240,537,533

Net Assets — 100.0%		$1,758,734,907

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rates shown are discount rates or a range of discount rates at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	9

Schedule of Investments (concluded)	TempCash

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,518,197,374	—	$1,518,197,374

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $75,244 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

10	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.4%
State Street Bank & Trust Co., 0.20%, 11/20/14	$400,000	$400,000,000
Wells Fargo Bank N.A.:
0.26%, 9/09/14 (a)	55,000	55,001,193
0.21%, 11/07/14	63,000	63,000,000
0.22%, 11/26/14 (a)	64,500	64,500,000
0.24%, 6/12/15 (a)	230,000	230,000,000
0.24%, 7/01/15 (a)	190,000	190,000,000
0.24%, 7/10/15 (a)	150,000	150,000,000

		1,152,501,193
Euro — 0.2%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	118,000	118,000,000
Yankee (b) — 38.3%
Bank of Montreal, Chicago:
0.22%, 8/14/14	50,000	50,000,000
0.22%, 8/25/14	285,000	285,000,000
0.23%, 9/05/14 (a)	81,500	81,500,000
0.22%, 10/09/14 (a)	100,000	100,000,000
0.20%, 1/05/15	130,000	130,000,000
0.23%, 6/03/15 (a)	300,000	300,000,000
0.23%, 7/17/15 (a)	97,000	97,000,000
Bank of Nova Scotia, Houston:
0.28%, 8/08/14 (a)	244,000	244,000,000
0.26%, 11/06/14 (a)	231,000	231,000,000
0.26%, 11/07/14 (a)	201,000	201,000,000
0.20%, 2/06/15 (a)	330,000	330,000,000
0.24%, 6/29/15 (a)	250,000	250,000,000
Bank of Nova Scotia, New York, 0.24%, 1/28/15	345,000	345,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 8/19/14	362,000	362,000,000
0.23%, 10/24/14	175,000	175,000,000
0.22%, 11/25/14 (a)	300,000	300,000,000
0.24%, 12/16/14	125,000	125,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 8/08/14 (a)	14,000	14,000,000
0.22%, 6/17/15 (a)	215,000	215,000,000
0.22%, 7/09/15 (a)	400,000	400,000,000
Credit Agricole CIB, New York, 0.26%, 11/03/14	125,000	125,000,000
Credit Industriel Et Commercial, New York:
0.32%, 11/03/14	112,000	112,000,000
0.32%, 11/17/14	70,000	70,000,000
0.30%, 1/08/15	189,000	189,000,000
0.51%, 1/14/15	72,000	72,066,038
0.30%, 1/15/15	62,000	62,000,000
DnB NOR Bank ASA, New York, 0.09%, 8/05/14	300,000	300,000,000
KBC Bank N.V., New York:
0.14%, 8/06/14	624,000	624,000,000
0.13%, 8/07/14	478,000	478,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.25%, 8/07/14	350,000	350,000,000
Mizuho Bank Ltd., New York:
0.21%, 8/07/14	165,000	165,000,000
0.25%, 8/29/14	71,000	71,000,000
0.20%, 9/09/14	365,000	365,000,000
0.20%, 9/11/14	152,000	152,000,000
0.20%, 9/15/14	250,000	250,000,000
0.20%, 9/23/14	90,000	90,000,000
0.21%, 10/01/14	140,000	140,000,000
0.22%, 10/10/14	200,000	200,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
National Australia Bank Ltd., New York, 0.22%, 7/10/15 (a)	$435,000	$435,000,000
National Bank of Canada, New York:
0.26%, 12/19/14	159,300	159,300,000
0.26%, 4/24/15 (a)	220,000	220,000,000
Natixis, New York, 0.28%, 9/08/14 (c)	250,000	249,997,412
Nordea Bank Finland PLC, New York:
0.23%, 10/23/14	300,000	300,000,000
0.18%, 11/03/14	300,000	300,000,000
0.24%, 2/17/15	291,250	291,249,908
Norinchukin Bank, New York:
0.15%, 8/11/14	250,000	250,000,000
0.15%, 8/15/14	240,000	240,000,000
0.15%, 9/12/14	600,000	600,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
0.18%, 10/14/14	175,000	175,000,000
0.18%, 10/15/14	123,000	123,000,000
0.23%, 1/27/15	125,000	125,000,000
Rabobank Nederland N.V., New York:
0.24%, 11/14/14 (a)	65,000	65,000,000
0.35%, 1/12/15	199,000	199,000,000
0.27%, 5/06/15 (a)	213,000	213,000,000
0.25%, 7/17/15 (a)	139,000	139,000,000
Royal Bank of Canada, New York:
0.28%, 10/10/14 (a)	19,500	19,500,000
0.24%, 10/23/14	200,000	200,000,000
0.26%, 10/29/14 (a)	150,000	150,000,000
0.26%, 12/05/14 (a)	80,000	80,000,000
0.26%, 12/11/14 (a)	235,000	235,000,000
0.24%, 2/23/15 (a)	90,000	90,000,000
Skandinaviska Enskilda Banken, New York:
0.25%, 9/23/14	300,000	300,000,000
0.25%, 10/09/14	228,000	228,000,000
0.23%, 1/13/15	225,000	225,000,000
Societe Generale, New York, 0.33%, 9/19/14 (c)	206,500	206,500,000
Sumitomo Mitsui Banking Corp., New York:
0.21%, 9/23/14	100,000	100,000,000
0.21%, 9/25/14	325,000	325,000,000
0.25%, 10/10/14	150,000	150,000,000
0.25%, 10/14/14	370,000	370,000,000
0.25%, 1/16/15	180,000	179,983,207
Sumitomo Mitsui Trust Bank Ltd., New York:
0.22%, 8/04/14	395,000	395,000,000
0.22%, 8/07/14	100,000	100,000,000
0.21%, 9/24/14	225,000	225,000,000
0.22%, 11/07/14	390,000	390,000,000
0.25%, 1/15/15	30,000	30,000,000
Svenska Handelsbanken, New York:
0.22%, 9/05/14	300,000	300,001,213
0.18%, 9/08/14	194,000	194,001,023
Toronto Dominion Bank, New York:
0.16%, 8/13/14	350,000	350,000,000
0.25%, 11/06/14	157,000	157,000,000
0.24%, 1/26/15	150,000	150,000,000
0.23%, 2/17/15	50,000	50,000,000
0.23%, 4/15/15 (a)	161,750	161,750,000
0.24%, 4/16/15	350,000	350,000,000
UBS A.G., Stamford, 0.23%, 10/06/14 (c)	350,000	350,000,000

		18,196,848,801
Total Certificates of Deposit — 40.9%		19,467,349,994

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.23%, 8/08/14 (d)(e)	$194,800	$194,791,288
ANZ New Zealand International Ltd.:
0.24%, 4/15/15 (a)	122,000	122,000,000
0.25%, 6/04/15 (a)	116,500	116,500,000
ASB Finance Ltd., London, 0.23%, 3/25/15 (a)(d)	100,000	99,996,715
Atlantic Asset Securitization LLC, 0.15%, 8/05/14 (e)	30,000	29,999,500
Australia and New Zealand Banking Group Ltd.:
0.22%, 11/26/14 (a)	200,000	200,000,000
0.23%, 6/02/15 (a)(d)	105,000	105,000,000
Bank Nederlandse Gemeenten:
0.22%, 8/06/14 (e)	55,000	54,998,358
0.22%, 12/01/14 (e)	100,000	99,927,139
0.21%, 2/13/15 (d)(e)	175,765	175,564,042
Barclays Bank PLC, US Collateralized Commercial Paper Notes, 0.25%, 9/23/14 (e)	100,000	99,963,194
Barclays Bank PLC, US Collateralized Commercial Paper Notes, Series 2011-1, 0.66%, 11/03/14 (c)(d)	410,000	410,000,000
Barton Capital LLC:
0.20%, 8/13/14 (e)	19,000	18,998,733
0.20%, 8/20/14 (e)	50,000	49,994,722
Bedford Row Funding Corp.:
0.30%, 5/14/15 (e)	75,000	74,821,250
0.31%, 7/10/15 (d)(e)	57,000	56,831,644
Cafco LLC, 0.24%, 8/04/14 (e)	66,000	65,998,680
Caisse Des Depots Et Consignations:
0.20%, 12/12/14 (e)	200,000	199,852,222
0.21%, 1/12/15 (e)	300,000	299,719,833
0.22%, 2/03/15 (e)	273,000	272,689,690
0.22%, 2/13/15 (e)	290,000	289,652,644
Chariot Funding LLC, 0.22%, 10/29/14 (e)	50,000	49,972,806
Ciesco LLC:
0.24%, 8/04/14 (e)	50,000	49,999,000
0.24%, 12/22/14 (e)	27,948	27,921,356
Collateralized Commercial Paper Co. LLC, 0.27%, 10/31/14 (e)	273,000	272,813,678
Commonwealth Bank of Australia:
0.23%, 10/17/14 (a)(d)	27,000	27,000,321
0.23%, 11/17/14 (a)	55,000	55,000,000
0.23%, 11/20/14 (a)	108,000	108,000,000
0.18%, 12/16/14 (a)(d)	75,000	74,997,555
0.24%, 4/23/15 (a)	50,000	50,000,240
0.24%, 5/07/15 (a)(d)	137,000	137,000,000
0.23%, 5/11/15 (a)(d)	125,000	125,000,000
0.24%, 5/15/15 (a)	180,000	180,000,000
0.24%, 5/18/15 (a)	188,000	188,000,000
0.23%, 5/22/15 (a)(d)	131,000	131,000,430
0.24%, 6/01/15 (a)	200,000	200,000,000
0.24%, 6/09/15 (a)(d)	90,000	90,000,000
CPPIB Capital, Inc.:
0.30%, 2/09/15 (e)	18,700	18,670,080
0.30%, 2/10/15 (e)	250,000	249,597,917
DBS Bank Ltd.:
0.23%, 1/13/15 (d)(e)	62,000	61,934,642
0.23%, 1/28/15 (e)	85,000	84,902,250
Erste Abwicklungsanstalt:
0.18%, 8/07/14 (e)	50,000	49,998,500
0.18%, 11/24/14 (e)	250,000	249,856,250
0.18%, 11/25/14 (e)	100,000	99,942,000
General Electric Capital Corp., 0.21%, 2/10/15 (e)	40,000	39,954,967

Commercial Paper	Par (000)	Value
HSBC Bank PLC:
0.25%, 9/10/14 (a)	$100,000	$100,000,000
0.24%, 10/22/14 (a)(d)	144,000	144,000,000
0.23%, 7/08/15 (a)(d)	140,000	140,000,000
ING US Funding LLC:
0.20%, 10/03/14 (e)	237,500	237,416,875
0.21%, 10/23/14 (e)	14,100	14,093,173
0.23%, 11/03/14 (e)	26,190	26,174,271
J.P. Morgan Securities LLC, 0.23%, 10/20/14 (e)	255,000	254,869,667
Jupiter Securitization Co. LLC, 0.22%, 9/02/14 (e)	50,000	49,990,222
Kells Funding LLC:
0.26%, 9/05/14 (e)	199,000	198,950,665
0.23%, 10/14/14 (a)(d)	49,000	49,000,000
0.24%, 10/20/14 (a)	200,000	199,995,828
0.27%, 10/27/14 (e)	40,000	39,973,900
0.27%, 11/03/14 (e)	120,000	119,915,400
0.23%, 11/21/14 (a)(d)	150,000	150,000,000
0.24%, 1/07/15 (a)(d)	66,000	66,000,000
0.24%, 7/01/15 (a)(d)	15,000	15,000,000
Lloyds Bank PLC, 0.10%, 8/05/14 (e)	1,000,000	999,988,889
Macquarie Bank Ltd., 0.21%, 8/27/14 (e)	65,000	64,990,142
National Australia Funding Delaware, Inc., 0.22%, 3/13/15 (a)	50,000	50,000,000
Nederlandse Waterschapsbank N.V.:
0.20%, 8/13/14 (a)	215,000	215,000,000
0.19%, 9/29/14 (a)(d)	78,000	77,998,925
0.24%, 12/05/14 (a)	73,000	73,000,000
0.25%, 12/23/14 (a)	145,000	145,006,288
Nieuw Amsterdam Receivables Corp.:
0.18%, 9/18/14 (e)	99,000	98,976,240
0.20%, 9/25/14 (e)	50,000	49,984,722
0.20%, 10/15/14 (e)	202,278	202,193,718
0.23%, 1/22/15 (e)	85,000	84,905,508
Nordea North America, Inc., 0.21%, 12/01/14 (e)	108,445	108,367,823
NRW.Bank:
0.12%, 8/01/14 (e)	200,000	200,000,000
0.12%, 8/05/14 (e)	315,000	314,995,800
0.13%, 8/06/14 (e)	250,000	249,995,660
0.13%, 8/15/14 (e)	250,000	249,987,847
Old Line Funding LLC:
0.20%, 9/22/14 (e)	50,000	49,985,556
0.22%, 1/16/15 (e)	75,000	74,923,000
Salisbury Receivables Co. LLC:
0.20%, 9/26/14 (e)	50,000	49,984,444
0.20%, 10/09/14 (e)	50,000	49,980,833
0.20%, 10/17/14 (e)	37,000	36,984,172
Sheffield Receivables Corp.:
0.18%, 8/12/14 (e)	48,100	48,097,355
0.19%, 9/15/14 (e)	21,865	21,859,807
0.19%, 9/16/14 (e)	20,000	19,995,144
Sumitomo Mitsui Banking Corp., 0.25%, 10/10/14 (e)	150,000	149,927,083
Svenska Handelsbanken AB:
0.21%, 1/16/15 (d)(e)	300,000	299,706,000
0.22%, 1/26/15 (d)(e)	400,000	399,574,778
Svenska Handelsbanken, Inc., 0.17%, 9/05/14 (d)(e)	185,000	184,969,424
Swedbank AB, 0.17%, 8/12/14 (e)	200,000	199,989,611
Thunder Bay Funding LLC, 0.22%, 1/16/15 (e)	46,157	46,109,612
United Overseas Bank Ltd.:
0.23%, 1/02/15 (d)(e)	60,000	59,942,250
0.23%, 1/06/15 (e)	125,000	124,876,563
0.23%, 1/20/15 (d)(e)	60,000	59,934,067
0.23%, 2/02/15 (e)	198,900	198,664,911
Victory Receivables Corp., 0.16%, 8/04/14 (e)	66,615	66,614,112

12	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.26%, 8/22/14 (a)(d)	$345,000	$345,000,000
0.23%, 9/29/14 (a)	160,000	160,000,000
0.23%, 10/30/14 (a)	14,000	14,000,000
0.30%, 1/02/15 (e)	378,000	377,514,900
0.23%, 4/09/15 (a)(d)	125,000	125,000,000
0.23%, 4/17/15 (a)	100,000	100,000,000
0.22%, 7/02/15 (a)(d)	350,000	349,983,578
Westpac Trust Securities Ltd., 0.19%, 10/14/14 (e)	50,000	49,980,986
Total Commercial Paper — 30.1%		14,313,231,395

Corporate Notes — 0.8%
Svenska Handelsbanken AB, 0.28%, 1/15/15 (a)(d)	362,100	362,100,000

Municipal Bonds
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.07%, 8/07/14 (c)	865	865,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.07%, 8/07/14 (c)	700	700,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.07%, 8/07/14 (c)	5,875	5,875,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 8/07/14 (c)	40,980	40,980,000
Illinois GO Series 2003B-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/14 (c)	48,000	48,000,000
Illinois GO Series 2003B-4 VRDN (State Street Bank & Trust Co. LOC), 0.07%, 8/07/14 (c)	17,000	17,000,000
Illinois GO Series 2003B-6 VRDN (Northern Trust LOC), 0.07%, 8/07/14 (c)	18,000	18,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 8/07/14 (c)	84,725	84,725,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 8/07/14 (c)	12,900	12,900,000
Total Municipal Bonds — 0.5%		229,045,000

Time Deposits
Barclays Bank PLC, 0.08%, 8/01/14	179,000	179,000,000
Credit Agricole Corporate & Investment Bank, 0.09%, 8/01/14	1,150,000	1,150,000,000
DnB NOR Bank ASA, 0.05%, 8/01/14	1,000,000	1,000,000,000
ING Bank N.V., 0.10%, 8/04/14	564,000	564,000,000
Lloyds Bank PLC, 0.07%, 8/01/14	600,000	600,000,000
Natixis S.A., 0.08%, 8/01/14	1,149,000	1,149,000,000

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken, 0.05%, 8/01/14	$1,000,000	$1,000,000,000
Svenska Handelsbanken AB, 0.05%, 8/01/14	400,000	400,000,000
Total Time Deposits — 12.7%		6,042,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.39%, 10/27/14 (a)	25,000	25,014,767
0.12%, 2/27/15 (a)	500	499,928
Total U.S. Government Sponsored Agency Obligations — 0.0%		25,514,695

Repurchase Agreements
Barclays Capital, Inc., 0.31%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $65,000,560, collateralized by various Municipal Government obligations, 0.04% to 7.50% due from 4/01/34 to 11/01/42, aggregate original par and fair value of $59,024,156 and $69,550,000, respectively)	65,000	65,000,000
Total Value of Barclays Capital, Inc. (collateral value of $69,550,000)		65,000,000
Citigroup Global Markets, Inc., 0.07%, 8/01/14 (f) (Purchased on 7/31/14 to be repurchased at $170,000,331, collateralized by various U.S. Treasury obligations, 0.00% to 4.38% due from 10/15/14 to 2/15/44, aggregate original par and fair value of $154,219,239 and $173,400,013, respectively)	170,000	170,000,000
Citigroup Global Markets, Inc., 0.31%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $65,000,560, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.46% to 6.38% due from 3/21/19 to 11/20/57, aggregate original par and fair value of $155,692,286 and $69,434,887, respectively)	65,000	65,000,000
Citigroup Global Markets, Inc., 0.74%, 9/04/14 (c) (Purchased on 8/01/14 to be repurchased at $20,011,522, collateralized by various U.S. Treasury obligations, 0.36% to 6.92% due from 8/25/29 to 8/10/49, aggregate original par and fair value of $340,856,794 and $21,298,697, respectively)	20,000	20,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $264,133,597)		255,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	13

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.13%, 8/01/14 (c) (Purchased on 3/11/14 to be repurchased at $57,095,842, collateralized by various corporate/debt obligations, 0.00% to 0.88% due from 6/25/16 to 12/12/37, aggregate original par and fair value of $95,495,000 and $61,643,350, respectively)	$57,000	$57,000,000
Credit Suisse Securities (USA) LLC, 0.51%, 9/04/14 (c) (Purchased on 10/11/13 to be repurchased at $227,635,425, collateralized by various U.S. government sponsored agency obligations, 0.00% to 11.86% due from 4/15/28 to 5/15/44, aggregate original par and fair value of $2,844,464,925 and $249,750,482, respectively)	225,000	225,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $311,393,832)		282,000,000
Deutsche Bank Securities, Inc., 0.18%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $203,001,015, collateralized by various corporate/debt obligations, 0.00% due from 8/01/14 to 10/07/14, aggregate original par and fair value of $213,229,748 and $213,150,001, respectively)	203,000	203,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (f) (Purchased on 7/31/14 to be repurchased at $270,000,675, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 5/15/18 to 11/15/40, aggregate original par and fair value of $495,000,508 and $275,400,013, respectively)	270,000	270,000,000
Deutsche Bank Securities, Inc., 0.39%, 8/07/14 (c) (Purchased on 6/27/14 to be repurchased at $576,255,840, collateralized by various corporate/debt obligations, 0.00% to 15.00% due from 11/01/14 to 1/15/67, aggregate original par and fair value of $812,692,819 and $664,507,832, respectively)	576,000	576,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,153,057,846)		1,049,000,000
Federal Reserve Bank of New York, 0.05%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $2,200,003,056, collateralized by U.S. Treasury Notes, 2.13% to 2.38% due from 2/29/16 to 5/31/18, aggregate original par and fair value of $2,118,846,400 and $2,200,003,071, respectively)	2,200,000	2,200,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,200,003,071)		2,200,000,000
HSBC Securities (USA), Inc., 0.18%, 8/01/14 (c) (Purchased on 2/25/14 to be repurchased at $25,019,625, collateralized by various corporate/debt obligations, 5.25% to 7.75% due from 2/15/21 to 10/01/22, aggregate original par and fair value of $27,925,000 and $28,755,247, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $28,755,247)		25,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.14%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $228,000,887, collateralized by various U.S. government sponsored agency obligations, 0.91% to 34.64% due from 12/15/23 to 6/15/54, aggregate original par and fair value of $403,752,697 and $243,960,841, respectively)	$228,000	$228,000,000
J.P. Morgan Securities LLC, 0.33%, 8/05/14 (Purchased on 5/07/14 to be repurchased at $200,165,000, collateralized by various corporate/debt obligations, 0.37% to 10.38% due from 8/15/14 to 7/08/44, aggregate original par and fair value of $194,991,080 and $210,000,611, respectively)	200,000	200,000,000
J.P. Morgan Securities LLC, 0.53%, 8/18/14 (Purchased on 5/20/14 to be repurchased at $101,133,825, collateralized by various corporate/debt obligations, 0.29% to 7.54% due from 8/15/22 to 9/25/46, aggregate original par and fair value of $313,692,720 and $121,091,302, respectively)	101,000	101,000,000
J.P. Morgan Securities LLC, 0.58%, 9/22/14 (Purchased on 6/23/14 to be repurchased at $100,146,611, collateralized by various corporate/debt obligations, 0.00% to 9.19% due from 4/03/21 to 10/25/53, aggregate original par and fair value of $474,259,037 and $125,000,056, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.58%, 9/22/14 (Purchased on 6/23/14 to be repurchased at $200,293,222, collateralized by various corporate/debt obligations, 0.00% to 7.97% due from 9/15/17 to 10/25/53, aggregate original par and fair value of $657,655,623 and $250,000,254, respectively)	200,000	200,000,000
J.P. Morgan Securities LLC, 0.49%, 10/30/14 (c) (Purchased on 5/23/14 to be repurchased at $210,457,333, collateralized by various corporate/debt obligations, 0.53% to 7.75% due from 8/01/14 to 6/15/44, aggregate original par and fair value of $205,138,716 and $220,782,183, respectively)	210,000	210,000,000
J.P. Morgan Securities LLC, 0.49%, 10/30/14 (c) (Purchased on 7/15/14 to be repurchased at $223,324,775, collateralized by various corporate/debt obligations, 0.27% to 11.33% due from 8/18/14 to 8/01/97, aggregate original par and fair value of $280,119,309 and $235,468,433, respectively)	223,000	223,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,406,303,680)		1,262,000,000

14	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $83,000,415, collateralized by various corporate/debt obligations, 0.00% due from 10/30/14 to 11/04/14, aggregate original par and fair value of $87,367,687 and $87,150,000, respectively)	$83,000	$83,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $87,150,000)		83,000,000
PNC Bank N.A., 0.09%, 8/01/14 (g) (Purchased on 7/31/14 to be repurchased at $700,002, collateralized by Fannie Mae Bond, 2.00% due at 5/01/28, aggregate original par and fair value of $21,070,000 and $18,537,609, respectively)	700	700,000
Total Value of PNC Bank N.A. (collateral value of $18,537,609)		700,000
RBC Capital Markets LLC, 0.14%, 8/01/14 (c) (Purchased on 3/28/14 to be repurchased at $80,039,200, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 3.30% due from 8/18/14 to 9/07/32, aggregate original par and fair value of $84,444,726 and $81,688,505, respectively)	80,000	80,000,000
RBC Capital Markets LLC, 0.13%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $220,000,794, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 2/05/15 to 2/15/45, aggregate original par and fair value of $217,323,688 and $231,569,010, respectively)	220,000	220,000,000
RBC Capital Markets LLC, 0.14%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,194, collateralized by various U.S. government sponsored agency obligations, 0.00% to 3.88% due from 10/03/14 to 7/30/41, aggregate original par and fair value of $52,171,000 and $51,002,491, respectively)	50,000	50,000,000
RBC Capital Markets LLC, 0.16%, 8/01/14 (c) (Purchased on 7/31/14 to be repurchased at $75,012,311, collateralized by various corporate/debt obligations, 0.00% to 8.88% due from 9/19/14 to 6/15/45, aggregate original par and fair value of $80,634,168 and $79,283,439, respectively)	75,000	75,000,000
Total Value of RBC Capital Markets LLC (collateral value of $443,543,445)		425,000,000
SG Americas Securities LLC, 0.30%, 8/01/14 (c) (Purchased on 1/10/14 to be repurchased at $60,754,866, collateralized by various corporate/debt obligations, 0.56% to 9.25% due from 8/15/14 to 10/01/77, aggregate original par and fair value of $61,163,674 and $68,162,722, respectively)	60,640	60,640,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.32%, 8/01/14 (c) (Purchased on 2/07/14 to be repurchased at $136,211,556, collateralized by various corporate/debt obligations, 0.68% to 13.75% due from 12/01/14 to 10/01/77, aggregate original par and fair value of $149,998,113 and $160,881,583, respectively)	$136,000	$136,000,000
Total Value of SG Americas Securities LLC (collateral value of $229,044,305)		196,640,000
UBS Securities LLC, 0.24%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $255,001,700, collateralized by various corporate/debt obligations, 0.00% to 12.63% due from 3/15/15 to 11/01/47, aggregate original par and fair value of $321,465,262 and $301,065,721, respectively)	255,000	255,000,000
Total Value of UBS Securities LLC (collateral value of $301,065,721)		255,000,000
Wells Fargo Securities, LLC, 0.23%, 8/01/14 (c) (Purchased on 9/20/13 to be repurchased at $164,330,050, collateralized by various corporate/debt obligations, 0.80% to 9.95% due from 8/25/14 to 1/15/87, aggregate original par and fair value of $157,426,049 and $172,200,000, respectively)	164,000	164,000,000
Wells Fargo Securities, LLC, 0.38%, 8/07/14 (Purchased on 5/08/14 to be repurchased at $140,134,478, collateralized by various corporate/debt obligations, 0.91% to 9.25% due from 9/15/14 to 7/01/44, aggregate original par and fair value of $135,509,194 and $147,000,000, respectively)	140,000	140,000,000
Wells Fargo Securities, LLC, 0.48%, 9/16/14 (Purchased on 7/15/14 to be repurchased at $94,078,960, collateralized by various corporate/debt obligations, 0.00% to 6.35% due from 8/15/14 to 2/25/47, aggregate original par and fair value of $158,232,227 and $100,488,119, respectively)	94,000	94,000,000
Wells Fargo Securities, LLC, 0.46%, 10/15/14 (Purchased on 7/15/14 to be repurchased at $101,399,060, collateralized by various corporate/debt obligations, 0.70% to 8.63% due from 9/15/14 to 8/01/66, aggregate original par and fair value of $96,576,626 and $106,344,000, respectively)	101,280	101,280,000
Total Value of Wells Fargo Securities, LLC (collateral value of $526,032,119)		499,280,000
Total Repurchase Agreements — 13.9%		6,597,620,000
Total Investments (Cost — $47,036,861,084*) — 98.9%		47,036,861,084
Other Assets Less Liabilities — 1.1%		503,715,163

Net Assets — 100.0%		$47,540,576,247

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	15

Schedule of Investments (concluded)	TempFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(f)	Traded in a joint account.

(g)	Investments in issuers considered to be an affiliate of the Fund during the six months ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2013	Par Purchased	Par Sold	Par held at July 31, 2014	Income
PNC Bank N.A.	—	$23,557,800,000	$(23,557,100,000)	$700,000	$48,530

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$47,036,861,084	—	$47,036,861,084

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $723,697 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

16	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.08%, 8/21/14	$72,970	$72,966,960
0.08%, 8/28/14	217,000	216,986,980
0.09%, 9/11/14	154,450	154,434,609
0.08%, 9/25/14	224,500	224,472,561
0.14%, 11/13/14	99,500	99,461,195
0.05%, 11/20/14	127,785	127,766,285
0.06%, 1/02/15	325,000	324,913,384
0.06%, 1/08/15	250,000	249,930,556
0.06%, 1/15/15	349,450	349,352,736
0.06%, 1/22/15	794,495	794,271,712
0.06%, 1/29/15	357,720	357,612,088
0.13%, 4/02/15	125,000	124,889,861
U.S. Treasury Notes:
0.50%, 8/15/14	150,000	150,022,578
0.25% - 2.38%, 8/31/14	412,505	412,703,394
0.25% - 2.38%, 9/30/14	551,142	552,599,102
0.25% - 2.38%, 10/31/14	626,776	629,364,021
0.38%, 11/15/14	556,479	556,941,916
0.25% - 2.13%, 11/30/14	754,095	757,627,514
0.25%, 1/15/15	314,360	314,519,697
0.25% - 2.25%, 1/31/15	361,692	363,628,822
0.25%, 7/15/15	50,000	50,041,827
0.07%, 1/31/16 (b)	175,950	175,885,798
0.09%, 4/30/16 (b)	312,236	312,236,537
0.10%, 7/31/16 (b)	500	500,000
Total U.S. Treasury Obligations — 41.6%		7,373,130,133

Repurchase Agreements
Bank of Nova Scotia, 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $109,000,212, collateralized by various U.S. Treasury obligations, 0.25% to 4.50% due from 1/31/15 to 2/15/44, aggregate original par and fair value of $105,320,300 and $111,180,307, respectively)	109,000	109,000,000
Total Value of Bank of Nova Scotia (collateral value of $111,180,307)		109,000,000
Barclays Capital, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,097, collateralized by U.S. Treasury Note, 2.25% due at 7/31/21, original par and fair value of $50,968,200 and $51,000,055, respectively)	50,000	50,000,000
Barclays Capital, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $895,647,742, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% to 1.38% due from 7/15/22 to 2/15/44, aggregate original par and fair value of $847,928,682 and $913,559,004, respectively)	895,646	895,646,000
Total Value of Barclays Capital, Inc. (collateral value of $964,559,059)		945,646,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.07%, 8/01/14 (c) (Purchased on 7/02/14 to be repurchased at $700,040,833, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% to 3.38% due from 4/15/18 to 2/15/44, aggregate original par and fair value of $648,541,800 and $714,000,008, respectively)	$700,000	$700,000,000
BNP Paribas Securities Corp., 0.07%, 8/07/14 (c) (Purchased on 7/03/14 to be repurchased at $403,027,426, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 4/15/19 to 5/15/43, aggregate original par and fair value of $844,383,023 and $411,060,097, respectively)	403,000	403,000,000
BNP Paribas Securities Corp., 0.07%, 8/07/14 (c) (Purchased on 7/07/14 to be repurchased at $509,030,681, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% to 1.63% due from 1/15/18 to 7/15/22, aggregate original par and fair value of $431,042,700 and $519,180,019, respectively)	509,000	509,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,644,240,124)		1,612,000,000
Citigroup Global Markets, Inc., 0.07%, 8/01/14 (d) (Purchased on 7/31/14 to be repurchased at $491,000,955, collateralized by various U.S. Treasury obligations, 0.00% to 4.38% due from 10/15/14 to 2/15/44, aggregate original par and fair value of $445,421,448 and $500,820,037, respectively)	491,000	491,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $500,820,037)		491,000,000
Credit Suisse Securities (USA) LLC, 0.06%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $43,000,072, collateralized by U.S. Treasury Notes, 0.88% to 3.13% due from 10/31/16 to 4/30/17, aggregate original par and fair value of $42,094,700 and $43,863,398, respectively)	43,000	43,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $43,863,398)		43,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $200,000,556, collateralized by U.S. Treasury Inflation Indexed Note, 0.13% due at 4/15/16, original par and fair value of $185,327,300 and $204,000,047, respectively)	200,000	200,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	17

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (d) (Purchased on 7/31/14 to be repurchased at $355,000,888, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 5/15/18 to 11/15/40, aggregate original par and fair value of $650,834,001 and $362,100,017, respectively)	$355,000	$355,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $805,200,013, collateralized by various U.S. Treasury obligations, 0.13% to 3.50% due from 6/30/15 to 8/15/42, aggregate original par and fair value of $842,343,300 and $821,302,053, respectively)	805,198	805,198,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (c) (Purchased on 7/03/14 to be repurchased at $445,030,285, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/40 to 5/15/40, aggregate original par and fair value of $1,074,635,200 and $453,900,008, respectively)	445,000	445,000,000
Deutsche Bank Securities, Inc., 0.06%, 8/07/14 (c) (Purchased on 7/14/14 to be repurchased at $247,009,880, collateralized by various U.S. Treasury obligations, 0.00% to 1.75% due from 3/05/15 to 1/15/28, aggregate original par and fair value of $225,833,200 and $251,940,037, respectively)	247,000	247,000,000
Deutsche Bank Securities, Inc., 0.06%, 8/07/14 (c) (Purchased on 7/21/14 to be repurchased at $427,012,098, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% due from 4/15/18 to 1/15/23, aggregate original par and fair value of $415,532,000 and $435,540,085, respectively)	427,000	427,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $2,528,782,247)		2,479,198,000
Federal Reserve Bank of New York, 0.05%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $2,550,003,542, collateralized by U.S. Treasury Notes, 2.25% to 2.38% due from 5/31/18 to 7/31/18, aggregate original par and fair value of $2,474,764,800 and $2,550,003,555, respectively)	2,550,000	2,550,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,550,003,555)		2,550,000,000
HSBC Securities (USA), Inc., 0.07%, 8/01/14 (e) (Purchased on 1/27/14 to be repurchased at $31,163,559, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/26 to 2/15/44, aggregate original par and fair value of $61,465,621 and $31,620,294, respectively)	31,000	31,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $31,620,294)		31,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $185,159,411, collateralized by various U.S. Treasury obligations, 0.00% to 3.13% due from 5/15/21 to 5/15/44, aggregate original par and fair value of $360,902,374 and $188,863,208, respectively)	$185,159	$185,159,000
JPMorgan Securities LLC, 0.08%, 8/01/14 (e) (Purchased on 8/28/13 to be repurchased at $200,524,333, collateralized by U.S. Treasury Notes, 2.75% to 3.13% due from 5/31/17 to 5/15/21, aggregate original par and fair value of $192,395,000 and $204,003,977, respectively)	200,000	200,000,000
Total Value of JPMorgan Securities LLC (collateral value of $392,867,185)		385,159,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $139,000,270, collateralized by U.S. Treasury Notes, 0.38% to 2.63% due from 6/30/15 to 11/15/20, aggregate original par and fair value of $139,613,500 and $141,780,086, respectively)	139,000	139,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $141,780,086)		139,000,000
Morgan Stanley & Co. LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $1,000,002, collateralized by various U.S. Treasury obligations, 0.00% to 2.75% due from 6/15/15 to 2/15/43, aggregate original par and fair value of $2,492,467 and $1,020,000, respectively)	1,000	1,000,000
Morgan Stanley & Co. LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $399,000,887, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 9/18/14 to 8/15/43, aggregate original par and fair value of $398,729,303 and $406,980,000, respectively)	399,000	399,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $408,000,000)		400,000,000
SG Americas Securities LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $904,014,009, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 8/28/14 to 2/15/44, aggregate original par and fair value of $868,626,400 and $922,092,316, respectively)	904,012	904,012,000
Total Value of SG Americas Securities LLC (collateral value of $922,092,316)		904,012,000

18	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $191,000,424, collateralized by U.S. Treasury Notes, 0.38% to 1.25% due from 9/30/15 to 3/31/16, aggregate original par and fair value of $193,167,500 and $194,820,030, respectively)	$191,000	$191,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $194,820,030)		191,000,000
Total Repurchase Agreements — 57.9%		10,280,015,000
Total Investments (Cost — $17,653,145,133*) — 99.5%		17,653,145,133
Other Assets Less Liabilities — 0.5%		89,334,660

Net Assets — 100.0%		$17,742,479,793

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,653,145,133	—	$17,653,145,133

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $80,505,817 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	19

Schedule of Investments July 31, 2014 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.03%, 8/07/14	$414,157	$414,155,189
0.01% - 0.03%, 8/14/14	422,394	422,389,840
0.02% - 0.03%, 8/21/14	887,598	887,584,263
0.03% - 0.04%, 8/28/14	848,392	848,370,067
0.04%, 9/04/14	358,887	358,873,442
0.04% - 0.09%, 9/11/14	644,000	643,960,968
0.04%, 9/18/14	324,000	323,982,720
0.03%, 9/25/14	200,000	199,992,361
0.04%, 10/02/14	168,765	168,754,101
0.03%, 10/09/14	577,000	576,966,823
0.03%, 10/16/14	425,000	424,973,083
0.03%, 10/23/14	631,235	631,191,340
0.03% - 0.04%, 10/30/14	500,000	499,956,750
0.06%, 1/02/15	50,000	49,986,632
0.06%, 1/08/15	50,000	49,986,111
0.06%, 1/22/15	16,940	16,935,497

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.50%, 8/15/14	$20,000	$20,003,166
2.38%, 8/31/14	116,140	116,359,147
0.25%, 9/15/14	201,400	201,450,228
0.25%, 9/30/14	135,820	135,862,068
0.50%, 10/15/14	293,825	294,087,309
0.25% - 2.38%, 10/31/14	254,020	254,948,251
0.25%, 11/30/14	278,230	278,391,880
0.07%, 1/31/16 (b)	97,322	97,288,891
0.09%, 4/30/16 (b)	167,428	167,428,284
Total U.S. Treasury Obligations — 100.0%		8,083,878,411
Total Investments (Cost — $8,083,878,411*) — 100.0%		8,083,878,411
Liabilities in Excess of Other Assets — (0.0)%		(807,058)

Net Assets — 100.0%		$8,083,071,353

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,083,878,411	—	$8,083,878,411

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, bank overdraft of $(3,497,636) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

20	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 1.0%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.23%, 8/07/14 (a)	$315	$315,000
Phoenix Civic Improvement Corp. RB (Airport Revenue Project) Series 2014 TECP (Bank of America N.A. LOC), 0.08%, 10/01/14	1,100	1,100,000
Pima County COP Series 2014 MB, 2.00%, 12/01/14	300	301,767

		1,716,767
Arkansas — 1.4%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.14%, 8/07/14 (a)	1,800	1,800,000
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	615	619,320
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	70	71,047

		2,490,367
California — 2.1%
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.06%, 8/07/14 (a)	2,000	2,000,000
University of California RB Series 2013AL-4 VRDN, 0.04%, 8/07/14 (a)	1,700	1,700,000

		3,700,000
Colorado — 2.1%
Colorado Health Facilities Authority RB (Catholic Health Initiatives Project) SPEARS Series 2013A-DBE-1315 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	350	350,000
Colorado Regional Transportation District COP SPEARS Series 2014A-DBE-1341 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.12%, 8/07/14 (a)(b)(c)	2,100	2,100,000
Denver City & County Airport System RB Series 2011A AMT MB, 4.00%, 11/15/14	1,200	1,213,040

		3,663,040
Connecticut — 0.4%
Derby GO Series 2014 BAN, 0.50%, 9/05/14	300	300,088
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	370	370,029

		670,117
District of Columbia — 0.2%
District of Columbia RB Series 2009A MB, 5.00%, 12/01/14	300	304,849
Florida — 0.8%
Miami-Dade County Expressway Authority Toll System RB SPEARS Series 2014A-DBE-1339 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	350	350,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.17%, 2/26/15 (a)	1,100	1,100,000

		1,450,000
Georgia — 0.4%
Georgia GO Series 2010C-1 MB, 5.00%, 10/01/14	100	100,812

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	$580	$605,209

		706,021
Idaho — 0.5%
Idaho Bond Bank Authority RB Series 2014A MB, 2.00%, 9/15/14	865	866,997
Illinois — 3.0%
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.15%, 8/07/14 (a)(b)(c)	720	720,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.16%, 8/07/14 (a)(b)(c)	200	200,000
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.15%, 8/07/14 (a)	1,415	1,415,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.41%, 8/07/14 (a)	2,015	2,015,000
Illinois GO (AGM Credit Project) SPEARS Series 2014DBE-1350 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	590	590,000
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	300	305,777

		5,245,777
Indiana — 0.4%
Indiana Finance Authority Hospital RB (Community Health Network Project) SPEARS Series 2012A-DBE-1325 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	640	640,000
Iowa — 5.6%
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	925	954,291
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.15%, 8/07/14 (a)	9,000	9,000,000

		9,954,291
Kansas — 2.0%
Leawood GO Series 2013-1, 1.25%, 9/01/14	3,200	3,202,692
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	300	301,996

		3,504,688
Kentucky — 2.1%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.32%, 8/07/14 (a)	1,780	1,780,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	1,400	1,407,241
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	210	213,281
University of Kentucky RB Series 2014D MB, 5.00%, 10/01/14	300	302,416

		3,702,938
Louisiana — 6.3%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.22%, 8/07/14 (a)	2,400	2,400,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	21

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana GO Series 2012A MB, 5.00%, 8/01/14	$100	$100,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.18%, 8/07/14 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.04%, 8/01/14 (a)	2,600	2,600,000

		11,100,000
Maryland — 1.7%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 8/07/14 (a)	1,605	1,605,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 8/07/14 (a)	1,365	1,365,000

		2,970,000
Massachusetts — 1.4%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.15%, 2/26/15 (a)	1,100	1,100,000
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	270	271,918
Salem GO (State Aid Anticipation Notes Project) Series 2014:
0.75%, 12/03/14	160	160,302
1.00%, 12/03/14	140	140,354
Taunton GO (State Qualified Municipal Purpose Loan Project) Series 2014 MB, 2.00%, 3/01/15	175	176,783
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.15%, 2/26/15 (a)	595	595,000

		2,444,357
Michigan — 2.1%
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.27%, 8/07/14 (a)	1,800	1,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.32%, 8/07/14 (a)	1,400	1,400,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.16%, 8/07/14 (a)	500	500,000

		3,700,000
Minnesota — 0.3%
Minneapolis St. Paul Metropolitan Airports Commission RB Series 2005A MB, 5.00%, 1/01/15	175	178,436
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	350	355,576

		534,012
Mississippi — 0.5%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.04%, 8/01/14 (a)	900	900,000

Municipal Bonds	Par (000)	Value
Missouri — 4.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.26%, 8/07/14 (a)	$1,625	$1,625,000
Missouri Board of Public Buildings RB Series 2014A MB, 2.00%, 10/01/14 (d)	505	506,076
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.18%, 8/07/14 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.11%, 8/07/14 (a)	1,745	1,745,000

		7,876,076
Nebraska — 0.6%
Nebraska COP Series 2010B MB, 1.20%, 9/15/14	830	830,962
University of Nebraska Facilities Corp. RB (UNMC Eye Institute Project) Series 2011 MB, 2.00%, 3/01/15	300	303,182

		1,134,144
Nevada — 0.3%
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15	200	200,000
Nevada RB Series 2013 MB, 4.00%, 6/01/15	375	386,910

		586,910
New Hampshire — 0.8%
Cheshire County GO Series 2014 TAN, 1.00%, 12/30/14	1,000	1,003,297
New Hampshire Municipal Bond Bank RB Series 2010A MB, 5.00%, 8/15/14	150	150,274
New Hampshire RB (Grant Anticipation Project) Series 2012 MB, 4.00%, 9/01/14	200	200,623

		1,354,194
New Jersey — 10.2%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	400	400,202
Cranford Township GO Series 2014 BAN:
1.00%, 1/30/15	106	106,578
1.00%, 5/22/15	245	246,217
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	2,295	2,297,650
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	300	300,078
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	400	400,765
Galloway Township GO Series 2013A, 1.00%, 12/18/14	1,105	1,107,426
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	470	473,484
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15	935	946,177
Margate GO Series 2014 BAN, 1.00%, 7/20/15	450	452,553
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	700	704,017
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	200	201,087
New Jersey Economic Development Authority RB (School Facilities Construction Project) SPEARS Series 2014PP-DBE-1310 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	290	290,000

22	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey RB PUTTERS Series 2014-4460 TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/20/14 (a)(b)(c)	$1,100	$1,100,000
New Jersey RB PUTTERS Series 2014-4466 TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.13%, 12/11/14 (a)(b)(c)	7,000	7,000,000
New Jersey Transportation Trust Fund Authority RB (Capital Appreciation Transportation System Project) SPEARS Series 2010A-DBE-1246 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	830	830,000
Old Bridge Township GO Series 2014 BAN, 1.00%, 4/20/15	200	201,044
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	200	200,000
Union Township GO 2014 BAN, 1.00%, 6/02/15	400	401,894
Westwood GO Series 2014 BAN, 1.00%, 2/27/15	300	301,162

		17,960,334
New Mexico — 0.3%
Farmington Municipal School District Number 5 GO (School Building Project) Series 2014A MB, 2.00%, 9/01/14	600	600,882
New York — 3.5%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	320	321,718
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	280	282,070
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	800	805,548
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.14%, 8/07/14 (a)	1,900	1,900,000
New York City Municipal Water Finance Authority RB (2nd General Resolution Project) Series 2013 VRDN (Bank of Montreal SBPA), 0.06%, 8/01/14 (a)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 8/07/14 (a)	1,300	1,300,000

		6,109,336
North Carolina — 0.9%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	103,512
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.16%, 8/07/14 (a)	1,450	1,450,000
University of North Carolina At Chapel Hill RB Series 2009A MB, 4.00%, 12/01/14	100	101,283

		1,654,795
Ohio — 1.7%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	770	775,388
Hamilton County Hospital Facilities RB (UC Health Project) SPEARS Series 2014DBE-1328 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	330	330,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	$100	$100,392
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	175	175,778
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/01/14 (a)	1,600	1,600,000

		2,981,558
Oklahoma — 3.0%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.16%, 8/07/14 (a)	5,250	5,250,000
Oregon — 0.5%
Portland GO Series (Limited Tax Sellwood Bridge Project) 2014PJ MB, 5.00%, 6/01/15	830	863,343
Pennsylvania — 11.5%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 8/07/14 (a)(b)(c)	2,600	2,600,000
Beaver County IDRB (BASF Corp. Project) Series 1997 AMT VRDN, 0.22%, 8/07/14 (a)	300	300,000
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.05%, 8/07/14 (a)	300	300,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.05%, 8/07/14 (a)	800	800,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.04%, 8/01/14 (a)	700	700,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 8/07/14 (a)(b)(c)	500	500,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 8/07/14 (a)	2,590	2,590,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.05%, 8/07/14 (a)	1,290	1,290,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	1,700	1,700,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 8/07/14 (a)	6,200	6,200,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 8/01/14 (a)	3,300	3,300,000

		20,280,000
South Carolina — 0.8%
Charleston County Park & Recreation Commission GO Series 2005B MB, 3.75%, 2/01/15	75	76,303

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	23

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina Public Services Authority RB (Santee Cooper Project) SPEARS Series 2011C-DB-1250 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	$310	$310,000
South Carolina Public Services Authority RB SPEARS Series 2013E-DB-1244 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	960	960,000

		1,346,303
Texas — 5.8%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.18%, 8/07/14 (a)	5,000	5,000,000
Dallas Area Rapid Transit RB Series 2008 MB, 5.00%, 12/01/14	100	101,581
Dallas Area Rapid Transit RB Series 2009A MB, 4.00%, 12/01/14	100	101,258
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	50	50,791
Garland GO Series 2012 TECP (Royal Bank of Canada LOC), 0.13%, 9/15/14	1,200	1,200,000
Harris County Metropolitan Transit Authority RB (Contractual Obligations Project) Series 2010 MB, 4.00%, 11/01/14	100	100,964
Houston Community College System GO Series 2011 MB, 4.00%, 2/15/15	800	816,558
Schertz-Cibolo-Universal City ISD GO (School Building Project) Series 2007 MB (Texas PSF-GTD Insurance), 5.00%, 2/01/15	100	102,372
Tarrant County Cultural Education Facilities Finance Corp. RB (Educational Facilities Project) Series 2008 MB (Scott and White Memorial Hospital Corporate Underlier), 5.00%, 8/15/14	80	80,147
Tarrant County Cultural Education Facilities Finance Corp. RB Series 2013 MB (Methodist Hospital of Dallas Corporate Underlier), 2.00%, 10/01/14	125	125,374
Texas RB Series 2013 TRAN, 2.00%, 8/28/14	2,370	2,373,361
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	140	140,257

		10,192,663
Utah — 1.0%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/01/14 (a)	1,700	1,700,000
Virginia — 0.8%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 2/26/15 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Washington — 0.1%
Port of Seattle GO Series 2011 AMT MB, 5.00%, 12/01/14	$150	$152,411
Wisconsin — 7.8%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	700	708,942
Germantown GO Series 2014A MB, 2.00%, 3/01/15	200	202,039
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.12%, 8/07/14 (a)	2,475	2,475,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.32%, 8/07/14 (a)	1,120	1,120,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 2/26/15 (a)	860	860,000
Wisconsin Health & Educational Facilities Authority RB (Gundersen Lutheran Project) SPEARS Series 2012-DBE-1334 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	320	320,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.11%, 8/12/14	8,000	8,000,000

		13,685,981
Wyoming — 2.3%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.16%, 8/07/14 (a)	4,000	4,000,000
Total Municipal Bonds — 90.7%		159,493,151

Closed-End Investment Companies (a)(b)
California — 4.0%
Nuveen California Dividend Advantage Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.13%, 8/07/14	7,000	7,000,000
Multi-State — 5.6%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.14%, 8/07/14	9,800	9,800,000
Total Closed-End Investment Companies — 9.6%		16,800,000
Total Investments (Cost — $176,293,151*) — 100.3%		176,293,151
Liabilities in Excess of Other Assets — (0.3)%		(541,019)

Net Assets — 100.0%		$175,752,132

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

24	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (concluded)	MuniCash

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$176,293,151	—	$176,293,151

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $58,625 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	25

Schedule of Investments July 31, 2014 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank PLC SBPA), 0.11%, 8/07/14 (a)(b)(c)	$2,200	$2,200,000
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN, 0.04%, 8/01/14 (c)	28,300	28,300,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.09%, 8/07/14 (c)	4,880	4,880,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.06%, 8/07/14 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.10%, 8/07/14 (c)	4,490	4,490,000

		49,870,000
Alaska — 0.0%
Matanuska-Susitna GO (School Buildings Project) Series 2005A MB, 5.25%, 4/01/15 (d)	500	520,393
Arizona — 1.8%
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 8/07/14 (a)(b)(c)	14,620	14,620,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.08%, 8/07/14 (c)	8,630	8,630,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.08%, 8/07/14 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009A ROC-RR-II-R-12276 VRDN (Citibank N.A. SBPA), 0.07%, 8/07/14 (a)(b)(c)	5,000	5,000,000
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	1,375	1,410,713

		30,860,713
California — 8.2%
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.12%, 8/07/14 (a)(b)(c)	5,697	5,697,000
California School Cash Reserve Program Authority RB Series 2014E, 2.00%, 6/30/15	10,000	10,171,283
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.11%, 8/07/14 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.14%, 8/07/14 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.10%, 8/07/14 (a)(b)(c)	5,197	5,197,000
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-3, 2.00%, 12/31/14	3,600	3,627,870

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-4, 2.00%, 12/31/14	$6,200	$6,247,762
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.03%, 8/07/14 (c)	14,100	14,100,000
Los Angeles GO Series 2014 TRAN, 1.50%, 6/25/15	10,000	10,124,640
Los Angeles Wastewater System RB Series 2014A-2 TECP (Sumitomo Mitsui Banking Corp. LOC), 0.09%, 12/17/14	15,290	15,290,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/14 (c)	1,750	1,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	11,440	11,440,000
University of California RB Series 2013AL-4 VRDN, 0.04%, 8/07/14 (c)	19,700	19,700,000

		139,220,555
Colorado — 7.8%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.08%, 8/07/14 (c)	8,515	8,515,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.08%, 8/07/14 (c)	5,255	5,255,000
Colorado Health Facilities Authority RB (Catholic Health Initiatives Project) SPEARS Series 2013A-DBE-1315 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	3,340	3,340,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.06%, 8/07/14 (c)	640	640,000
Colorado Regional Transportation District COP SPEARS Series 2014A-DBE-1341 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.12%, 8/07/14 (a)(b)(c)	10,000	10,000,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.09%, 8/07/14 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.07%, 8/07/14 (c)	845	845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 8/07/14 (c)	2,500	2,500,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 8/07/14 (c)	66,400	66,400,000

		132,735,000

26	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 1.8%
Bethel GO Series 2014 BAN, 1.00%, 11/20/14	$2,220	$2,225,953
Connecticut GO Series 2014A MB, 1.50%, 3/01/15	10,000	10,080,213
Danbury GO Series 2014 BAN, 1.00%, 7/23/15	11,225	11,321,215
Naugatuck GO Series 2014 BAN, 1.00%, 3/17/15	7,500	7,540,448

		31,167,829
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	1,585	1,585,000
District of Columbia — 0.2%
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 8/07/14 (c)	1,600	1,600,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.09%, 8/07/14 (a)(b)(c)	2,400	2,400,000

		4,000,000
Florida — 8.3%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.07%, 8/07/14 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.07%, 8/07/14 (a)(b)(c)	4,830	4,830,000
Collier County RB Series 2005 MB, 5.00%, 10/01/14	1,340	1,350,840
Florida GO (Capital Outlay Project) Series 2014C MB, 5.00%, 6/01/15	300	312,028
Florida GO Series 2005A MB, 5.00%, 1/01/15	1,150	1,173,269
Florida GO Series 2005B MB, 5.00%, 1/01/15	3,585	3,657,822
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 8/07/14 (c)	36,625	36,625,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	10,672	10,672,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	16,835	16,835,000
Miami-Dade County Expressway Authority Toll System RB SPEARS Series 2014A-DBE-1339 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	3,390	3,390,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.07%, 8/07/14 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.17%, 2/26/15 (c)	4,760	4,760,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.14%, 8/07/14 (a)(b)(c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.07%, 8/07/14 (a)(b)(c)	$21,000	$21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	7,764	7,764,000

		140,569,959
Georgia — 0.7%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.11%, 8/07/14 (c)	1,835	1,835,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 8/07/14 (c)	2,900	2,900,000
Georgia GO Series 2010C-1 MB, 5.00%, 10/01/14	400	403,246
Metro Atlantic Rapid Transit Authority RB (Sales Tax Revenue Project) Series 2013D-2 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 8/12/14	5,000	5,000,000
Muscogee County School District GO (Sales Tax Project) Series 2011 MB, 3.00%, 12/01/14	200	201,860
Richmond County Board of Education GO Series 2012 MB, 5.00%, 10/01/14	780	786,186

		11,126,292
Hawaii — 0.1%
Hawaii RB Series 2014A MB, 2.00%, 1/01/15	1,340	1,349,581
Idaho — 0.4%
Idaho GO Series 2014 TAN, 2.00%, 6/30/15	7,000	7,120,555
Illinois — 5.2%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.28%, 8/01/14 (c)	13,000	13,000,000
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.15%, 8/07/14 (a)(b)(c)	5,240	5,240,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.16%, 3/12/15	5,400	5,400,000
Illinois Finance Authority RB (Center Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.12%, 8/07/14 (c)	1,810	1,810,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/14 (c)	14,932	14,932,000
Illinois Finance Authority RB (OSF Healthcare System Project) SPEARS Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 8/07/14 (a)(b)(c)	3,800	3,800,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 8/07/14 (c)	6,550	6,550,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/14 (a)(b)(c)	8,690	8,690,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois GO (AGM Credit Project) SPEARS Series 2014DBE-1350 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	$3,550	$3,550,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/14 (c)	5,040	5,040,000
Illinois Toll Highway Authority RB (Senior Priotity Project) Series 2007A-1B VRDN (Mizuho Bank Ltd LOC), 0.06%, 8/07/14 (c)	20,000	20,000,000

		88,012,000
Indiana — 1.9%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 8/07/14 (c)	1,700	1,700,000
Indiana Finance Authority Hospital RB (Community Health Network Project) SPEARS Series 2012A-DBE-1325 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	6,230	6,230,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2-RM VRDN (BMO Harris Bank N.A. SBPA), 0.06%, 8/07/14 (c)	15,000	15,000,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 8/07/14 (a)(b)(c)	10,000	10,000,000

		32,930,000
Iowa — 3.0%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.15%, 8/07/14 (c)	50,000	50,000,000
Kansas — 1.2%
Kansas Department of Transportation Highway RB Series 2002C-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/07/14 (c)	6,775	6,775,000
Wichita GO Series 2013-260, 0.19%, 10/15/14	13,010	13,010,000

		19,785,000
Kentucky — 0.6%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.07%, 8/07/14 (c)	2,060	2,060,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	5,400	5,427,928
University of Kentucky RB Series 2014D MB, 5.00%, 10/01/14	2,475	2,494,929

		9,982,857
Louisiana — 6.3%
Bossier Parish School Board GO Series 2014 MB, 4.00%, 3/01/15	1,610	1,645,970
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.16%, 8/07/14 (c)	4,830	4,830,000

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.13%, 8/07/14 (c)	$7,500	$7,500,000
Louisiana Offshore Terminal Authority RB (Loop LLC Project) Series 2013B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/14 (c)	8,400	8,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.04%, 8/01/14 (c)	16,800	16,800,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.04%, 8/01/14 (c)	6,700	6,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.05%, 8/07/14 (c)	16,300	16,300,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.04%, 8/01/14 (c)	1,500	1,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.05%, 8/07/14 (c)	42,500	42,500,000

		106,175,970
Maryland — 2.8%
Anne Arundel County (General Improvements Project) GO Series 2014B BAN, 5.00%, 3/01/15	970	997,503
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	2,965	2,965,000
Baltimore County GO (Consolidated Public Improvement Project) Series 2012 MB, 5.00%, 8/01/14	3,465	3,465,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 8/07/14 (c)	1,575	1,575,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	2,525	2,525,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	8,245	8,245,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	8,835	8,835,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 8/07/14 (c)	2,420	2,420,000
Maryland Transportation Authority Grant RB (Garvee Project) Series 2008 MB, 5.25%, 3/01/15	175	180,103
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	1,160	1,160,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	4,095	4,095,000

28	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/14 (c)	$9,325	$9,325,000
Worcester County GO (Consolidated Public Improvement Project) Series 2014 MB, 5.00%, 3/01/15	1,350	1,388,452

		47,176,058
Massachusetts — 3.1%
East Longmeadow GO Series 2014 BAN, 1.00%, 6/30/15	681	685,916
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.15%, 2/26/15 (c)	2,900	2,900,000
Massachusetts Development Finance Agency RB Municipal Trust Receipts Floaters Series 2006-1336 VRDN (Credit Suisse A.G. SBPA), 0.06%, 8/07/14 (a)(b)(c)	2,000	2,000,000
Massachusetts GO (Consolidated Loan Project) Series 2010C MB, 5.00%, 1/01/15	1,110	1,132,553
Massachusetts Health & Educational Facilities Authority RB (Amherst College Project) Series 2003H Mandatory Put Bonds, 1.00%, 11/01/14	4,344	4,353,495
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 1997P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 8/07/14 (c)	23,600	23,600,000
Melrose GO Series 2013 BAN, 1.00%, 11/14/14	4,700	4,710,521
New Bedford GO Series 2014 BAN, 0.75%, 2/06/15	6,481	6,500,897
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	2,567	2,585,204
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.15%, 2/26/15 (c)	3,415	3,415,000
Yarmouth Township GO Series 2014 MB, 2.00%, 6/01/15	325	329,867

		52,213,453
Michigan — 0.9%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.12%, 2/26/15 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.12%, 2/26/15 (c)	4,520	4,520,000
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 8/07/14 (c)	4,585	4,585,000
Traverse Area Public Schools GO Series 2008 MB (AGM Insurance), 5.00%, 5/01/15	650	673,332

		14,978,332
Minnesota — 0.0%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	150	155,691
Mississippi — 1.9%
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011D VRDN (Chevron Corp. Guaranty), 0.04%, 8/01/14 (c)	5,900	5,900,000

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.04%, 8/01/14 (c)	$20,545	$20,545,000
Mississippi Development Bank RB (Desoto County Highway Construction Project) Series 2014 MB, 1.00%, 1/01/15	5,510	5,530,685
Rankin County School District GO (Limited Tax Notes Project) Series 2013 MB, 2.25%, 8/01/14	560	560,000

		32,535,685
Missouri — 0.4%
Missouri Regional Convention & Sports Complex Authority RB (Convention & Sports Facilities Project) Series 2013A MB, 2.00%, 8/15/14	1,840	1,841,243
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.06%, 8/01/14 (c)	4,700	4,700,000

		6,541,243
Multi-State — 0.0%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.16%, 8/07/14 (a)(b)(c)	500	500,000
Nebraska — 0.1%
Lincoln GO (Highway Allocation Fund Project) Series 2012 MB, 5.00%, 11/15/14	1,165	1,181,397
Nevada — 0.3%
Clark County Highway Improvement Revenue RB (Indexed Fuel Tax & Motor Vehicle Fuel Tax Project) SPEARS Series 2014A-DBE-1283 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	4,380	4,380,000
New Jersey — 2.0%
Gloucester Township GO Series 2014 MB, 1.00%, 2/15/15	634	636,389
Middlesex County GO Series 2014 MB, 1.00%, 2/15/15	1,170	1,175,344
Montclair Township GO (General Improvements Project) Series 2013 MB, 4.00%, 3/01/15	300	306,633
New Jersey Economic Development Authority RB (School Facilities Construction Project) SPEARS Series 2014PP-DBE-1310 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	2,715	2,715,000
New Jersey RB PUTTERS Series 2014-4464 VRDN TRAN (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.10%, 8/01/14 (a)(b)(c)	7,000	7,000,000
New Jersey RB PUTTERS Series 2014-4466 TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.13%, 12/11/14 (a)(b)(c)	20,000	20,000,000
Sussex County GO Series 2014 MB, 2.00%, 2/15/15	795	802,904
West Caldwell Township GO Series 2014 MB, 3.00%, 2/01/15	560	567,889

		33,204,159
New Mexico — 0.2%
Albuquerque Metropolitan Arroyo Flood Control Authority GO Series 2014, 2.00%, 8/01/14	300	300,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Mexico (concluded)
New Mexico Finance Authority RB Series 2004A MB, 5.25%, 6/15/15	$3,160	$3,300,662

		3,600,662
New York — 7.5%
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 8/01/14 (c)	7,000	7,000,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.05%, 8/01/14 (c)	43,300	43,300,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.05%, 8/01/14 (c)	13,650	13,650,000
New York City Municipal Water Finance Authority RB (2nd General Resolution Project) Series 2013 VRDN (Bank of Montreal SBPA), 0.06%, 8/01/14 (c)	14,300	14,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.05%, 8/01/14 (c)	20,650	20,650,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 8/07/14 (c)	20,000	20,000,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.11%, 8/07/14 (a)(b)(c)	7,500	7,500,000

		126,400,000
North Carolina — 5.5%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	1,000	1,035,120
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 8/07/14 (c)	1,600	1,600,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/14 (c)	13,900	13,900,000
Charlotte Water & Sewer System Revenue RB (Water and Sewer System Refunding Project) Series 2011 MB, 3.00%, 12/01/14	1,525	1,539,584
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.08%, 8/07/14 (a)(b)(c)	9,805	9,805,000
The Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2005 MB, 5.00%, 1/15/15 (d)	2,400	2,453,073
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Project) Series 2007A MB, 4.50%, 1/15/15	295	300,723
Cumberland County RB Series 2011B MB, 4.00%, 11/01/14	1,100	1,110,409
Greensboro GO Series 2010C MB, 4.00%, 2/01/15	845	861,422
Guilford County GO Series 2011 MB, 4.00%, 10/01/14	1,000	1,006,352
Johnston County RB Series 2014 MB, 2.00%, 6/01/15	855	868,218
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.16%, 2/26/15 (c)	8,405	8,405,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 8/07/14 (c)	675	675,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.06%, 8/01/14 (c)	$7,400	$7,400,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 8/07/14 (c)	1,460	1,460,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/14 (c)	10,900	10,900,000
Raleigh GO (Public Improvements Project) Series 2005 MB, 4.00%, 2/01/15	650	662,534
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 8/07/14 (c)	24,105	24,105,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.16%, 2/26/15 (c)	3,550	3,550,000
Winston-Salem RB Series 2012A MB, 4.00%, 3/01/15	1,580	1,615,528

		93,252,963
Ohio — 0.8%
Franklin County RB (Ohio Health Corp. Project) Series 2011C Mandatory Put Bonds, 0.09%, 6/03/15 (c)	4,500	4,500,000
Hamilton County Hospital Facilities RB (UC Health Project) SPEARS Series 2014DBE-1328 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	3,160	3,160,000
Lucas County GO (Limited Tax Notes Improvements Project) Series 2014, 1.00%, 7/14/15	1,370	1,380,788
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.09%, 8/07/14 (c)	3,400	3,400,000
Ohio RB (Garvee Project) Series 2010-3 MB, 5.00%, 12/15/14	530	539,367

		12,980,155
Oklahoma — 0.5%
Oklahoma City GO Series 2012 MB, 4.00%, 3/01/15	100	102,238
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.08%, 8/07/14 (a)(b)(c)	8,092	8,092,000

		8,194,238
Pennsylvania — 2.0%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/14 (c)	11,510	11,510,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 8/07/14 (c)	1,500	1,500,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	10,215	10,215,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 8/07/14 (c)	4,175	4,175,000

30	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 8/07/14 (c)	$2,700	$2,700,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (c)	4,550	4,550,000

		34,650,000
South Carolina — 1.0%
Berkeley County GO Series 2010 MB, 5.00%, 3/01/15	3,330	3,424,444
Columbia Waterworks & Sewer System RB Series 2013 MB, 4.00%, 2/01/15	200	203,857
Richland County GO (Fire Protection Service Project) Series 2012B MB, 4.00%, 3/01/15	800	818,033
South Carolina Public Services Authority RB (Santee Cooper Project) SPEARS Series 2011C-DB-1250 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	3,010	3,010,000
South Carolina Public Services Authority RB SPEARS Series 2013E-DB-1244 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	9,140	9,140,000

		16,596,334
Tennessee — 1.1%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.05%, 8/07/14 (c)	1,500	1,500,000
Metropolitan Government of Nashville & Davidison County Electric RB Series 2014A MB, 2.00%, 5/15/15	1,215	1,232,693
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.11%, 8/07/14 (c)	3,365	3,365,000
Nashville Davidson County Metropolitan Government GO Series 2014 TECP, 0.13%, 10/07/14	12,500	12,500,000
Tennessee GO Series 2009A MB, 5.00%, 5/01/15	300	310,779

		18,908,472
Texas — 8.8%
Arlington ISD (School Building Project) GO Series 2014A MB, 1.00%, 2/15/15	3,365	3,381,152
Austin Water & Wastewater System Revenue RB Series 2012 MB, 5.00%, 11/15/14	600	608,446
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	3,435	3,435,000
Garland GO Series 2012 TECP (Royal Bank of Canada LOC):
0.09%, 9/15/14	2,840	2,840,000
0.13%, 9/15/14	7,500	7,500,000
Harris County Metropolitan Transit Authority RB (Contractual Obligations Project) Series 2010 MB, 4.00%, 11/01/14	500	504,818
North Texas Tollway Authority RB Series 2005A MB (AGM Insurance), 5.00%, 1/01/15 (d)	3,035	3,130,221
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.07%, 8/07/14 (c)	24,300	24,300,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.07%, 8/07/14 (c)	$1,500	$1,500,000
San Antonio (Electric and Gas Systems Project) Series 2014A TECP (JPMorgan Chase Bank N.A. Guaranty), 0.10%, 8/07/14	20,000	20,000,000
San Antonio GO (Certificates Obligation Project) Series 2010 MB, 5.00%, 8/01/14	500	500,000
San Antonio GO (General Improvement Project) Series 2013 MB, 4.00%, 2/01/15	140	142,692
Southlake GO (Waterworks and Sewer System Project) Series 2014 MB, 3.00%, 2/15/15	550	558,431
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.07%, 8/07/14 (c)	12,390	12,390,000
Tarrant County Cultural Education Facilities Financial Corp. Hospital RB (Scott & White Healthcare Project) SPEARS Series 2013-DB-1149 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.16%, 8/07/14 (a)(b)(c)	2,885	2,885,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.08%, 8/07/14 (a)(b)(c)	5,795	5,795,000
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.08%, 8/07/14 (c)	2,600	2,600,000
Texas Public Finance Authority RB (Unemployment Compensation Project) Series 2010B MB, 5.00%, 7/01/15	1,100	1,148,743
Texas RB Series 2013 TRAN, 2.00%, 8/28/14	44,850	44,913,460
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	9,445	9,445,000
University of Texas RB (Financing System Project) Series 2012A MB, 2.00%, 8/15/14	500	500,363

		148,078,326
Utah — 0.0%
Salt Lake County GO Series 2011C MB, 5.00%, 12/15/14	700	712,604
Virginia — 0.9%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.06%, 8/07/14 (c)	1,870	1,870,000
Fairfax County GO (Public Improvement Project) Series 2011A MB, 5.00%, 4/01/15	825	851,731
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 2/26/15 (c)	6,885	6,885,000
Newport News GO (General Improvement and Water Project) Series 2002B MB, 5.25%, 7/01/15	390	408,223
Suffolk GO Series 2014 MB, 3.00%, 2/01/15	670	678,650
Upper Occoquan Sewage Authority RB Series 2005 MB (AGM Insurance), 5.00%, 7/01/15	700	731,052
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	415	420,624
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	1,455	1,507,751

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2009D MB, 2.25%, 2/01/15	$560	$565,928
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2012 MB, 5.00%, 2/01/15	1,040	1,065,033
Virginia College Building Authority RB (21st Century College Project) Series 2009C MB, 4.00%, 2/01/15	1,070	1,090,797

		16,074,789
Washington — 2.0%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.06%, 8/07/14 (a)(b)(c)	11,310	11,310,000
King County Series 2014A TECP (Bayerische Landesbank Girozentrale SBPA), 0.11%, 8/07/14	11,110	11,110,000
King County Sewer RB Series 2014A TECP (Bayerische Landesbank Girozentrale SBPA), 0.09%, 9/09/14	10,170	10,170,000
Washington GO (Motor Vehicle Fuel Tax Project) Series 2011B-1 MB, 4.00%, 8/01/14	500	500,000

		33,090,000
Wisconsin — 5.2%
Kenosha GO Series 2014 MB, 2.00%, 4/01/15	2,810	2,844,366
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 2/26/15 (c)	5,410	5,410,000
Wisconsin Health & Educational Facilities Authority RB (Gundersen Lutheran Project) SPEARS Series 2012-DBE-1334 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	3,020	3,020,000

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.04%, 8/07/14 (c)	$4,280	$4,280,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.11%, 8/12/14	15,500	15,500,000
Wisconsin RB Series 2014 TECP:
0.11%, 8/07/14	33,325	33,325,000
0.10%, 8/12/14	15,000	15,000,000
0.12%, 9/04/14	8,000	8,000,000

		87,379,366
Total Municipal Bonds — 97.5%		1,649,795,631

Closed-End Investment Companies (a)(c)
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 8/07/14	2,500	2,500,000
Multi-State — 1.6%
Nuveen AMT-Free Municipal Income Fund Series 2013-2190-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.15%, 8/07/14	26,900	26,900,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility, Citibank N.A. SBPA), 0.12%, 8/07/14	1,800	1,800,000
Total Closed-End Investment Companies — 1.9%		31,200,000
Total Investments (Cost — $1,680,995,631*) — 99.4%		1,680,995,631
Other Assets Less Liabilities — 0.6%		10,938,877

Net Assets — 100.0%		$1,691,934,508

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

32	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (concluded)	MuniFund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,680,995,631	—	$1,680,995,631

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $93,571 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	33

Schedule of Investments July 31, 2014 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 80.1%
Alameda County Joint Powers Authority RB Series 2012 MB, 4.00%, 12/01/14	$205	$207,641
Alvord Unified School District GO (2007 Election Project) SPEARS Series 2011B-DBE-1255 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	5,000	5,000,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	3,255	3,255,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.09%, 8/07/14 (a)(b)(c)	1,750	1,750,000
Burbank Wastewater Treatment RB Series 2014 MB, 5.00%, 6/01/15	100	104,027
California Community College Financing Authority RB (Participation Project) Series 2014C, 2.00%, 12/31/14	1,000	1,007,667
California Community College Fund RB Series 2014A, 2.00%, 6/30/15	3,600	3,661,280
California Community College Fund RB Series 2014B, 2.00%, 6/30/15	300	304,858
California Department of Water Resources RB Series 2010L MB, 5.00%, 5/01/15	200	207,260
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.09%, 8/07/14 (a)(b)(c)	16,980	16,980,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.09%, 8/07/14 (a)(b)(c)	4,000	4,000,000
California GO Series 2007 MB, 5.00%, 11/01/14	200	202,428
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.06%, 8/07/14 (c)	1,100	1,100,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012B MB, 2.00%, 8/15/14	200	200,141
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.14%, 2/26/15 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 8/07/14 (a)(b)(c)	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Los Angeles Museum Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 8/01/14 (c)	2,700	2,700,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 8/01/14 (c)	6,700	6,700,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.06%, 8/01/14 (c)	7,400	7,400,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996E VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/01/14 (c)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 8/01/14 (c)	$1,300	$1,300,000
California School Cash Reserve Program Authority RB Series 2014J MB, 2.00%, 10/01/14	1,800	1,805,676
California School Cash Reserve Program Authority RB Series 2014K MB, 2.00%, 10/01/14	2,200	2,206,937
California School Cash Reserve Program Authority RB Series 2014L MB, 2.00%, 10/01/14	1,000	1,003,120
California School Cash Reserve Program Authority RB Series 2014M, 2.00%, 12/31/14	1,000	1,007,668
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.07%, 8/07/14 (a)(c)	6,900	6,900,000
California State University RB (Systemwide Project) Series 2009A MB, 3.50%, 11/01/14	100	100,829
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.06%, 8/07/14 (c)	2,800	2,800,000
Contra Costa Transportation Authority RB Series 2014A TECP, 0.10%, 10/16/14	3,500	3,500,000
East Bay Municipal Utility District Water System RB Series 2014E TECP:
0.11%, 9/09/14	4,000	4,000,000
0.11%, 9/10/14	1,900	1,900,000
0.10%, 10/16/14	5,700	5,700,000
East Bay Municipal Utility District Water System Revenue RB Eagle Trust Receipts Series 2013-0010A VRDN (Citibank N.A. SBPA), 0.07%, 8/07/14 (a)(b)(c)	3,400	3,400,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 8/07/14 (a)(b)(c)	1,000	1,000,000
Irvine Ranch Water District Special Assessment (Improvement District Consolidated Project) Series 2009B VRDN (Bank of America N.A. LOC), 0.04%, 8/01/14 (c)	1,000	1,000,000
Jefferson Elementary School District GO (Election 2012 Project) Series 2013A MB, 4.00%, 9/01/14	100	100,318
Kern Community College District COP Series 2014, 0.16%, 4/01/15 (c)	2,000	2,000,000
Los Angeles County Metropolitan Transportation Authority RB (Measure R Project) Series 2010B MB, 3.00%, 6/01/15	250	255,850
Los Angeles County Metropolitan Transportation Authority RB (Proposition A Project) Series 2013 MB, 5.00%, 7/01/15	100	104,422
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013B MB, 4.00%, 7/01/15	1,000	1,035,267
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013C MB, 5.00%, 7/01/15	800	835,487
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-3, 2.00%, 12/31/14	500	503,871
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-4, 2.00%, 12/31/14	600	604,622

34	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.04%, 8/07/14 (c)	$7,000	$7,000,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.03%, 8/07/14 (c)	6,300	6,300,000
Los Angeles Department of Water & Power System RB Series 2011A MB, 5.00%, 7/01/15	100	104,444
Los Angeles Department of Water & Power System RB Series 2013A MB, 1.00%, 7/01/15	400	403,006
Los Angeles GO Series 2009A MB, 2.50%, 9/01/14	300	300,604
Los Angeles Unified School District GO Series 2007A-1 MB (AGM Insurance), 4.00%, 7/01/15	150	155,135
Los Angeles Wastewater System RB Series 2014B-1 TECP (The Bank of New York Mellon Corp. LOC), 0.08%, 9/23/14	1,900	1,900,000
Milpitas Unified School District GO (Election 2012 Project) Series 2014B MB, 1.00%, 8/01/15	500	504,220
Milpitas Unified School District GO Series 2012A MB, 1.50%, 8/01/14	500	500,000
Milpitas Unified School District GO Series 2014 MB, 1.00%, 8/01/15	300	302,532
Modesto Wastewater Revenue RB Series 2005A MB, 5.00%, 11/01/14	200	202,375
Newport Mesa Unified School District GO (Election 2000 Project) Series 2010 MB, 4.00%, 8/01/14	100	100,000
Oxnard School District GO Series 2014 MB, 4.00%, 8/01/14	50	50,000
Palos Verdes Peninsula Unified School District GO (Capital Appreciation 2005 Measure R Project) SPEARS Series 2006-445 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 8/07/14 (a)(b)(c)	900	900,000
Pananma-Buena Vista Union School District GO Series 2014 TRAN, 1.50%, 9/01/14	1,000	1,001,140
Pasadena Unified School District GO Series 2004 MB, 5.00%, 11/01/14	165	166,967
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.06%, 8/01/14 (c)	5,500	5,500,000
Poway Unified School District GO (School Facilities Improvement District Project) Series 2014 MB, 3.00%, 8/01/15	140	143,849
Redlands Financing Authority RB Series 2013A MB, 3.00%, 9/01/14	100	100,234
Redondo Beach Unified School District GO (Election of 2012 Project) Series 2013A MB, 3.00%, 8/01/14	100	100,000
Redwood City School District GO Series 2013 TRAN, 3.00%, 10/31/14	1,800	1,812,567
Riverside Community College District Foundation GO Series 2014A MB, 2.00%, 8/01/14	55	55,000
Roseville City School District GO Series 2011 MB, 4.00%, 8/01/14	100	100,000
Rowland Unified School District GO (2012 Election Project) Series 2013A MB, 4.00%, 8/01/14	100	100,000
Sacramento Municipal Utility District RB Series 2008U MB, 4.00%, 8/15/14	100	100,145
Sacramento Municipal Utility District RB SPEARS Series 2013A-DBE-1186 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
California (continued)
Sacramento RB Series 2013 MB, 1.00%, 9/01/14	$100	$100,066
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 8/07/14 (c)	3,200	3,200,000
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.07%, 8/07/14 (c)	3,000	3,000,000
San Diego County Regional Airport Authority RB Series 2013A MB, 3.00%, 7/01/15	150	153,823
San Diego County Water Authority RB (Building Improvements Project) Series 2014-8 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 9/10/14	1,000	1,000,000
San Diego Public Facilities Financing Authority Water Revenue RB Series 2012A MB, 3.00%, 8/01/14	100	100,000
San Diego Water Authority RB Series 2014S-1 TECP, 0.10%, 10/06/14	1,000	1,000,000
San Dieguito Union High School District GO (Election of 2012 Project) Series 2013A-2 MB, 1.00%, 8/01/14	1,200	1,200,000
San Francisco City & County Airports Commission RB (San Francisco International Airport Project) Series 2011B-2 MB, 5.00%, 5/01/15	50	51,796
San Francisco City & County COP (Moscone Center Improvement Project) Series 2013A MB, 4.00%, 9/01/14	500	501,618
San Francisco City & County GO Series 2008R1 MB, 5.00%, 6/15/15	100	104,223
San Francisco Municipal Transportation Agency RB Series 2012A MB, 4.00%, 3/01/15	100	102,229
San Francisco Public Utilities Commission Water RB Series 2009 MB, 5.00%, 11/01/14	100	101,208
San Francisco Unified School District GO (Prop A Election 2006 Project) Series 2007A MB (AGM Insurance), 5.00%, 6/15/15	75	78,099
San Joaquin County Transportation Authority RB (Measure K Project) Series 2014 MB, 1.00%, 3/01/15	500	502,504
San Jose Evergreen Community College District GO (Election of 2010 Project) Series 2012A MB, 0.40%, 8/01/14	700	700,000
San Mateo County Community College District GO Series 2012 MB, 0.33%, 9/01/14	1,000	1,000,150
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	545	545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 8/07/14 (a)(b)(c)	750	750,000
San Ramon Valley Unified School District GO (Election of 2012 Project) Series 2013 MB, 2.00%, 8/01/14	300	300,000
Sonoma County Junior College District GO (Election of 2002 Project) Series 2008D MB, 4.00%, 8/01/14	135	135,000
South San Francisco Unified School District GO (Measure J Project) Series 2012A MB, 0.48%, 9/01/14	100	100,019
Southern California Metropolitan Water District RB Series 2011B MB, 3.00%, 7/01/15	100	102,597

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	35

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Southern California Public Power Authority RB (Southern Transmission Project) Series 2011 MB, 5.00%, 7/01/15	$600	$626,505
University of California RB Series 2011AB MB, 5.00%, 5/15/15	800	830,646
University of California RB Series 2013AL-3 VRDN, 0.05%, 8/07/14 (c)	2,400	2,400,000
University of California RB Series 2013AL-4 VRDN, 0.04%, 8/07/14 (c)	5,200	5,200,000
Upland Unified School District GO Series 2012 MB, 2.00%, 8/01/14	100	100,000
Val Verde Unified School District GO Series 2014A TRAN, 1.50%, 9/01/14	600	600,688
Ventura Unified School District GO Series 2014 MB, 2.00%, 8/01/15	50	50,918
West Basin Municipal Water District RB Series 2013A MB, 2.00%, 8/01/14	1,200	1,200,000

Municipal Bonds	Par (000)	Value
California (concluded)
William S. Hart Union High School District GO (2008 Election Project) Series 2013C MB, 2.00%, 8/01/14	$100	$100,000
Total Municipal Bonds — 80.1%		160,183,676

Closed-End Investment Companies (a)(c)
California — 2.5%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 8/07/14	5,000	5,000,000
Total Investments (Cost — $165,183,676*) — 82.6%		165,183,676
Other Assets Less Liabilities — 17.4%		34,763,130

Net Assets — 100.0%		$199,946,806

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$165,183,676	—	$165,183,676

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $35,505,671 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

36	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 95.1%
Burnt Hills-Ballston Lake Central School District GO Series 2014 BAN, 1.00%, 6/26/15	$1,120	$1,127,652
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	275	276,477
Central Islip Union Free School District GO Series 2013 BAN, 1.00%, 9/12/14	1,320	1,321,059
Commack Union Free School District GO Series 2013 MB, 1.00%, 9/01/14	90	90,053
Dutchess County IDRB (Marist College Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.07%, 8/07/14 (a)	1,000	1,000,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.07%, 8/07/14 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,370	1,379,318
Greece GO Series 2014 BAN, 1.00%, 6/26/15	970	976,627
Huntington GO Series 2014 BAN, 0.50%, 12/18/14	1,180	1,181,428
Hyde Park Central School District GO Series 2014 BAN, 0.50%, 6/26/15	2,020	2,021,875
Irondequoit GO Series 2014C BAN, 1.00%, 4/24/15	1,335	1,341,675
Kinderhook Central School District GO Series 2014 BAN, 1.00%, 6/25/15	1,100	1,107,088
Lagrange GO Series 2014B BAN, 1.00%, 3/27/15	1,110	1,115,045
Lancaster Township GO Series 2014 BAN, 1.00%, 7/29/15	1,000	1,007,012
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	1,144	1,152,314
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.07%, 8/07/14 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.06%, 8/01/14 (a)	5,300	5,300,000
Met Transportation Authority RB SPEARS (Transportation Project) Series 2013DBE-1177 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	1,250	1,250,000
Metropolitan Transportation Authority RB (New York Transportation Project) Series 2012C MB, 4.00%, 11/15/14	710	717,873
Metropolitan Transportation Authority RB (Transportation Project) Series 2011A MB, 5.00%, 11/15/14	100	101,352
Metropolitan Transportation Authority RB Series 2002B-1 VRDN (State Street Bank & Trust Co. LOC), 0.05%, 8/07/14 (a)	5,000	5,000,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.05%, 8/01/14 (a)	6,100	6,100,000
Metropolitan Transportation Authority RB Series 2010A-1 MB, 4.00%, 11/15/14	100	101,093
Metropolitan Transportation Authority RB Series 2012B-2 MB, 3.00%, 11/01/14	430	433,067
Middle Country School District at Centereach GO Series 2013 BAN, 1.00%, 8/15/14	250	250,061
New Rochelle GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/01/15	80	80,783
New Rochelle GO Series 2014A BAN, 1.00%, 3/06/15	975	978,866

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.09%, 8/07/14 (a)	$900	$900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.08%, 8/07/14 (a)	2,275	2,275,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.08%, 8/07/14 (a)	3,770	3,770,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 8/07/14 (a)	1,100	1,100,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 8/07/14 (a)	4,565	4,565,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.06%, 8/01/14 (a)	4,100	4,100,000
New York City Municipal Water Finance Authority RB (2nd General Resolution Project) Series 2013 VRDN (Bank of Montreal SBPA), 0.06%, 8/01/14 (a)	2,000	2,000,000
New York City Municipal Water Finance Authority RB (2nd General Resolution) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 8/01/14 (a)	4,200	4,200,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2006-CC2 VRDN (Bank of Nova Scotia SBPA), 0.06%, 8/01/14 (a)	1,300	1,300,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.04%, 8/01/14 (a)	1,200	1,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.05%, 8/01/14 (a)	2,300	2,300,000
New York City Transitional Finance Authority Future Tax Secured RB Series 2014 VRDN (Barclays Bank PLC SBPA), 0.04%, 8/01/14 (a)	1,100	1,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2007 MB, 5.00%, 11/01/14	100	101,173
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.05%, 8/01/14 (a)	5,600	5,600,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 8/07/14 (a)	4,800	4,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.06%, 8/01/14 (a)	3,000	3,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3H VRDN (Royal Bank of Canada SBPA), 0.06%, 8/01/14 (a)	1,245	1,245,000
New York City Trust for Cultural Resources RB (Lincoln Center Project) Series 2008A-2 VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 8/01/14 (a)	2,250	2,250,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.05%, 8/07/14 (a)	2,000	2,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	37

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 8/07/14 (a)	$300	$300,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.06%, 8/07/14 (a)	3,500	3,500,000
New York Dormitory Authority RB (Mental Health Services Facilities Improvement Project) Series 2008 MB, 5.00%, 2/15/15	60	61,515
New York Dormitory Authority RB (Wagner College Project) Series 1998 VRDN (TD Bank N.A. LOC), 0.05%, 8/07/14 (a)	3,950	3,950,000
New York Dormitory Authority RB (Westchester Non Court Facilities Lease Project) Series 2006A MB, 5.00%, 8/01/14	100	100,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.07%, 8/07/14 (a)(b)(c)	7,000	7,000,000
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Agreement), 0.07%, 8/07/14 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.06%, 8/07/14 (a)(b)(c)	1,700	1,700,000
New York HFA RB (160 West 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 8/07/14 (a)	3,000	3,000,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 8/07/14 (a)	2,000	2,000,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 8/07/14 (a)	1,500	1,500,000
New York HFA RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 8/07/14 (a)	300	300,000
New York HFA RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 8/07/14 (a)	1,100	1,100,000
New York Liberty Development Corp. RB (4 World Trade Center Project) SPEARS Series 2011DBE-1327 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 8/07/14 (a)(b)(c)	2,400	2,400,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.07%, 8/07/14 (a)	2,000	2,000,000
New York State Environmental Facilities Corp. RB (Environment Project) Series 2004A MB, 5.00%, 12/15/14 (d)	100	101,744
New York State Environmental Facilities Corp. RB (Environment Project) Series 2007A MB, 4.00%, 12/15/14	60	60,828
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009A-1 MB, 5.00%, 12/15/14	135	137,399

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Tollway Authority RB Municipal Trust Receipts Floaters Series 2006-1427 VRDN, (Morgan Stanely Bank Liquidity Agreement), 0.38%, 8/07/14 (a)(b)(c)	$1,120	$1,120,000
Port Authority of New York & New Jersey RB (Consolidated One Hundred Fifty-Fourth Project) Series 2009 MB, 5.00%, 9/01/14	40	40,156
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 8/07/14 (a)	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.07%, 8/07/14 (a)	630	630,000
Seaford Unified Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/19/15	1,640	1,650,961
Shenendehowa Central School District GO Series 2014 BAN, 1.00%, 6/25/15	900	906,130
Sweet Home Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,080	1,087,648
Tarrytown GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/15/15	40	40,422
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.11%, 8/07/14 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalSTRS LOC), 0.06%, 8/01/14 (a)	3,200	3,200,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.06%, 8/01/14 (a)	2,300	2,300,000
Triborough Bridge & Tunnel Authority RB Series 2008D MB, 5.00%, 11/15/14	110	111,536
Wappingers Central School District GO Series 2014 BAN, 0.75%, 12/16/14	3,330	3,336,843
Wappingers Central School District GO Series 2014B BAN, 1.00%, 7/10/15	1,070	1,077,320
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 8/07/14 (a)	5,875	5,875,000
Total Municipal Bonds — 95.1%		138,704,393

Closed-End Investment Companies (a)(b)
New York — 4.6%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility, Citibank N.A. SBPA), 0.12%, 8/07/14	6,700	6,700,000
Total Investments (Cost — $145,404,393*) — 99.7%		145,404,393
Other Assets Less Liabilities — 0.3%		432,402

Net Assets — 100.0%		$145,836,795

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

38	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014

Schedule of Investments (concluded)	New York Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$145,404,393	—	$145,404,393

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $71,859 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2014	39

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: September 25, 2014

3